UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Balanced Index Strategy Fund	$1,000.00	$1,013.80	$0.40	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Fixed Income	50.5
Domestic Equities	37.3
International Equities	12.2

Total Investment Securities	100.0
Net other assets (liabilities)	—	^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
20,144,338	AZL Enhanced Bond Index Fund	$223,803,592
3,353,188	AZL International Index Fund	54,321,641
1,360,072	AZL Mid Cap Index Fund	33,199,363
7,864,196	AZL S&P 500 Index Fund, Class 2	114,424,047
1,114,109	AZL Small Cap Stock Index Fund	17,859,174

Total Affiliated Investment Companies (Cost $346,166,281)		443,607,817

Total Investment Securities (Cost $346,166,281)(a) — 100.0%		443,607,817
Net other assets (liabilities) — 0.0%		(51,023)

Net Assets — 100.0%		$443,556,794

Percentages indicated are based on net assets as of June 30, 2015.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliates, at cost	$346,166,281

Investments in affiliates, at value	$443,607,817
Receivable for capital shares issued	5,472
Prepaid expenses	620

Total Assets	443,613,909

Liabilities:
Payable for capital shares redeemed	16,378
Manager fees payable	18,386
Administration fees payable	5,589
Custodian fees payable	542
Administrative and compliance services fees payable	539
Trustee fees payable	3,573
Other accrued liabilities	12,108

Total Liabilities	57,115

Net Assets	$443,556,794

Net Assets Consist of:
Capital	$332,077,290
Accumulated net investment income/(loss)	4,442,159
Accumulated net realized gains/(losses) from investment transactions	9,595,809
Net unrealized appreciation/(depreciation) on investments	97,441,536

Net Assets	$443,556,794

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,491,961
Net Asset Value (offering and redemption price per share)	$16.13

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$—

Total Investment Income	—

Expenses:
Manager fees	111,648
Administration fees	27,585
Custodian fees	1,039
Administrative and compliance services fees	3,095
Trustee fees	12,412
Professional fees	8,734
Shareholder reports	6,910
Other expenses	3,566

Total expenses	174,989

Net Investment Income/(Loss)	(174,989)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,177,283
Change in net unrealized appreciation/depreciation on investments	4,113,316

Net Realized/Unrealized Gains/(Losses) on Investments	6,290,599

Change in Net Assets Resulting From Operations	$6,115,610

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(174,989)	$4,327,937
Net realized gains/(losses) on investment transactions	2,177,283	8,373,210
Change in unrealized appreciation/depreciation on investments	4,113,316	12,413,607

Change in net assets resulting from operations	6,115,610	25,114,754

Dividends to Shareholders:
From net investment income	—	(6,008,353)
From net realized gains	—	(5,277,414)

Change in net assets resulting from dividends to shareholders	—	(11,285,767)

Capital Transactions:
Proceeds from shares issued	25,262,885	41,123,732
Proceeds from dividends reinvested	—	11,285,767
Value of shares redeemed	(26,472,275)	(41,570,033)

Change in net assets resulting from capital transactions	(1,209,390)	10,839,466

Change in net assets	4,906,220	24,668,453
Net Assets:
Beginning of period	438,650,574	413,982,121

End of period	$443,556,794	$438,650,574

Accumulated net investment income/(loss)	$4,442,159	$4,617,148

Share Transactions:
Shares issued	1,560,023	2,613,550
Dividends reinvested	—	720,215
Shares redeemed	(1,631,298)	(2,646,644)

Change in shares	(71,275)	687,121

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$15.91		$15.40	$13.91	$12.84	$12.63	$11.43

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.16	0.15	0.13	0.10	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.23		0.78	1.63	1.19	0.20	1.14

Total from Investment Activities	0.22		0.94	1.78	1.32	0.30	1.20

Dividends to Shareholders From:
Net Investment Income	—		(0.23)	(0.25)	(0.19)	(0.09)	—
Net Realized Gains	—		(0.20)	(0.04)	(0.06)	—	—

Total Dividends	—		(0.43)	(0.29)	(0.25)	(0.09)	—

Net Asset Value, End of Period	$16.13		$15.91	$15.40	$13.91	$12.84	$12.63

Total Return(a)	1.38	%(b)	6.11%	12.93%	10.29%	2.41%	10.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$443,557		$438,651	$413,982	$354,111	$298,174	$219,392
Net Investment Income/(Loss)(c)	(0.08)%		1.02%	1.10%	1.08%	1.10%	0.58%
Expenses Before Reductions*(c)(d)	0.08%		0.08%	0.08%	0.09%	0.09%	0.10%
Expenses Net of Reductions*(c)	0.08%		0.08%	0.08%	0.09%	0.09%	0.10%
Portfolio Turnover Rate	5	%(b)	9%	8%	7%	6%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL Enhanced Bond Index Fund	$220,420,305	$14,926,800	$(11,059,540)	$223,803,592	$—
AZL International Index Fund	53,671,377	3,165,693	(5,942,594)	54,321,641	—
AZL Mid Cap Index Fund	33,040,394	384,170	(1,531,627)	33,199,363	—
AZL S&P 500 Index Fund, Class 2	113,073,935	5,761,141	(5,753,370)	114,424,047	—
AZL Small Cap Stock Index Fund	17,870,443	213,187	(923,095)	17,859,174	—

	$438,076,454	$24,450,991	$(25,210,226)	$443,607,817	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,336 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$443,607,817	$—	$443,607,817

Total Investment Securities	$443,607,817	$—	$443,607,817

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$24,450,991	$25,210,226

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended June 30, 2015, the Fund did not directly invest in derivatives.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $346,968,045. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$97,441,536
Unrealized depreciation	(801,764)

Net unrealized appreciation/(depreciation)	$96,639,772

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$6,008,353	$5,277,414	$11,285,767

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$4,617,147	$8,184,848	$—	$92,561,899	$105,363,894

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® DFA Multi-Strategy Fund

(formerly, AZL® Growth Index Strategy Fund)

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA Multi-Strategy Fund	$1,000.00	$1,026.70	$0.35	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	47.8
Fixed Income	40.5
International Equities	11.8

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
7,400,521	AZL DFA Emerging Markets Core Equity Fund	$67,714,764
57,273,205	AZL DFA Five-Year Global Fixed Income Fund	566,432,000
10,033,711	AZL DFA International Core Equity Fund	97,427,335
53,996,517	AZL DFA U.S. Core Equity Fund	529,165,863
13,993,820	AZL DFA U.S. Small Cap Fund	139,658,319

Total Affiliated Investment Companies (Cost $1,426,926,388)		1,400,398,281

Total Investment Securities (Cost $1,426,926,388)(a) — 100.1%		1,400,398,281
Net other assets (liabilities) — (0.1)%		(1,678,698)

Net Assets — 100.0%		$1,398,719,583

Percentages indicated are based on net assets as of June 30, 2015.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,426,926,388

Investments in affiliates, at value	$1,400,398,281
Prepaid expenses	2,143

Total Assets	1,400,400,424

Liabilities:
Payable for capital shares redeemed	1,565,987
Manager fees payable	58,449
Administration fees payable	8,648
Custodian fees payable	612
Administrative and compliance services fees payable	1,513
Trustee fees payable	10,428
Other accrued liabilities	35,204

Total Liabilities	1,680,841

Net Assets	$1,398,719,583

Net Assets Consist of:
Capital	$964,535,530
Accumulated net investment income/(loss)	16,106,745
Accumulated net realized gains/(losses) from investment transactions	444,605,415
Net unrealized appreciation/(depreciation) on investments	(26,528,107)

Net Assets	$1,398,719,583

Shares of beneficial interest (unlimited number of shares authorized, no par value)	72,816,238
Net Asset Value (offering and redemption price per share)	$19.21

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$46

Total Investment Income	46

Expenses:
Manager fees	362,694
Administration fees	32,110
Custodian fees	1,253
Administrative and compliance services fees	10,176
Trustee fees	40,637
Professional fees	30,805
Shareholder reports	19,784
Other expenses	12,294

Total expenses	509,753

Net Investment Income/(Loss)	(509,707)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	428,584,358
Change in net unrealized appreciation/depreciation on investments	(388,857,548)

Net Realized/Unrealized Gains/(Losses) on Investments	39,726,810

Change in Net Assets Resulting From Operations	$39,217,103

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL DFA Multi-Strategy Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(509,707)	$15,222,330
Net realized gains/(losses) on investment transactions	428,584,358	19,522,321
Change in unrealized appreciation/depreciation on investments	(388,857,548)	53,635,818

Change in net assets resulting from operations	39,217,103	88,380,469

Dividends to Shareholders:
From net investment income	—	(16,767,136)
From net realized gains	—	(6,699,515)

Change in net assets resulting from dividends to shareholders	—	(23,466,651)

Capital Transactions:
Proceeds from shares issued	51,157,945	120,876,423
Proceeds from dividends reinvested	—	23,466,651
Value of shares redeemed	(131,203,510)	(117,544,432)

Change in net assets resulting from capital transactions	(80,045,565)	26,798,642

Change in net assets	(40,828,462)	91,712,460
Net Assets:
Beginning of period	1,439,548,045	1,347,835,585

End of period	$1,398,719,583	$1,439,548,045

Accumulated net investment income/(loss)	$16,106,745	$16,616,452

Share Transactions:
Shares issued	2,690,056	6,625,896
Dividends reinvested	—	1,270,528
Shares redeemed	(6,797,322)	(6,453,249)

Change in shares	(4,107,266)	1,443,175

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$18.71		$17.86	$14.96	$13.37	$13.44	$11.85

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.20	0.16	0.13	0.07	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.50		0.96	2.97	1.64	(0.07)	1.52

Total from Investment Activities	0.50		1.16	3.13	1.77	—	1.59

Dividends to Shareholders From:
Net Investment Income	—		(0.22)	(0.20)	(0.16)	(0.07)	— (a)
Net Realized Gains	—		(0.09)	(0.03)	(0.02)	— (a)	—

Total Dividends	—		(0.31)	(0.23)	(0.18)	(0.07)	— (a)

Net Asset Value, End of Period	$19.21		$18.71	$17.86	$14.96	$13.37	$13.44

Total Return(b)	2.67	%(c)	6.53%	21.07%	13.33%	0.01%	13.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,398,720		$1,439,548	$1,347,836	$963,143	$764,506	$384,050
Net Investment Income/(Loss)(d)	(0.07)%		1.09%	1.20%	1.10%	1.16%	0.82%
Expenses Before Reductions*(d)(e)	0.07%		0.07%	0.07%	0.08%	0.08%	0.08%
Expenses Net of Reductions*(d)	0.07%		0.07%	0.07%	0.08%	0.08%	0.08%
Portfolio Turnover Rate(f)	107	%(c)(g)	7%	3%	6%	3%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(g)	Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended June 30, 2015 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (formerly AZL Growth Index Strategy Fund) (the “Fund”), and 12 are presented in separate reports. Effective April 27, 2015, in addition to the Fund’s name change, the Fund’s principal investment strategies changed, including the underlying funds in which it invests.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Multi-Strategy Fund	0.05%	0.20%

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$—	$76,248,816	$(2,260,609)	$67,714,764	$—
AZL DFA Five-Year Global Fixed Income Fund	—	607,745,696	(34,721,865)	566,432,000	—
AZL DFA International Core Equity Fund	—	105,898,670	(5,573,402)	97,427,335	—
AZL DFA U.S. Core Equity Fund	—	574,878,494	(34,768,554)	529,165,863	—
AZL DFA U.S. Small Cap Fund	—	151,283,814	(11,315,731)	139,658,319	—
AZL Enhanced Bond Index Fund	359,306,887	18,095,297	(383,615,298)	—	—
AZL International Index Fund	266,650,920	9,601,586	(304,617,087)	—	—
AZL Mid Cap Index Fund	161,878,009	86,080	(171,254,451)	—	—
AZL S&P 500 Index Fund, Class 2	570,401,744	19,234,823	(609,215,308)	—	—
AZL Small Cap Stock Index Fund	82,263,307	—	(85,910,188)	—	—

	$1,440,500,867	$1,563,073,276	$(1,643,252,493)	$1,400,398,281	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $7,671 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$1,400,398,281	$—	$1,400,398,281

Total Investment Securities	$1,400,398,281	$—	$1,400,398,281

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Multi-Strategy Fund	$1,563,073,276	$1,643,252,493

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $1,426,926,388. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(26,528,107)

Net unrealized appreciation/(depreciation)	$(26,528,107)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Multi-Strategy Fund	$16,767,136	$6,699,515	$23,466,651

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund	$16,616,452	$18,692,485	$—	$359,658,013	$394,966,950

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,013.50	$0.70	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Fixed Income	47.9
Domestic Equities	34.7
International Equities	12.2
Money Market	2.3

Total Investment Securities	97.1
Net other assets (liabilities)	2.9

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
10,418,512	AZL Enhanced Bond Index Fund	$115,749,671
1,816,281	AZL International Index Fund	29,423,745
729,775	AZL Mid Cap Index Fund	17,813,815
3,862,487	AZL S&P 500 Index Fund, Class 2	56,199,183
597,402	AZL Small Cap Stock Index Fund	9,576,350

Total Affiliated Investment Companies (Cost $207,465,649)		228,762,764

Unaffiliated Investment Company (2.3%):
5,500,311	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	5,500,311

Total Unaffiliated Investment Company (Cost $5,500,311)		5,500,311

Total Investment Securities (Cost $212,965,960)(b) — 97.1%		234,263,075
Net other assets (liabilities) — 2.9%		7,038,094

Net Assets — 100.0%		$241,301,169

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $6,565,690 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	47	$5,930,078	$(54,667)
S&P 500 Index E-Mini September Futures	Long	9/18/15	58	5,957,760	(128,595)

Total					$(183,262)

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$5,500,311
Investments in affiliates, at cost	207,465,649

Total Investment securities, at cost	$212,965,960

Investments in non-affiliates, at value	$5,500,311
Investments in affiliates, at value	228,762,764

Total Investment securities, at value	$234,263,075
Segregated cash for collateral	6,565,690
Interest and dividends receivable	28
Unrealized appreciation on futures contracts	31
Receivable for capital shares issued	506,775
Prepaid expenses	277

Total Assets	241,335,876

Liabilities:
Payable for variation margin on futures contracts	95
Manager fees payable	19,811
Administration fees payable	4,215
Custodian fees payable	559
Administrative and compliance services fees payable	293
Trustee fees payable	1,818
Other accrued liabilities	7,916

Total Liabilities	34,707

Net Assets	$241,301,169

Net Assets Consist of:
Capital	$215,847,567
Accumulated net investment income/(loss)	1,737,765
Accumulated net realized gains/(losses) from investment transactions	2,601,984
Net unrealized appreciation/(depreciation) on investments	21,113,853

Net Assets	$241,301,169

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,949,019
Net Asset Value (offering and redemption price per share)	$12.73

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$176

Total Investment Income	176

Expenses:
Manager fees	112,287
Administration fees	24,778
Custodian fees	924
Administrative and compliance services fees	1,384
Trustee fees	5,594
Professional fees	9,982
Shareholder reports	3,315
Other expenses	1,635

Total expenses	159,899

Net Investment Income/(Loss)	(159,723)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	21,127
Net realized gains/(losses) on futures contracts	357,556
Change in net unrealized appreciation/depreciation on investments	2,382,558

Net Realized/Unrealized Gains/(Losses) on Investments	2,761,241

Change in Net Assets Resulting From Operations	$2,601,518

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(159,723)	$1,765,548
Net realized gains/(losses) on investment transactions	378,683	2,540,870
Change in unrealized appreciation/depreciation on investments	2,382,558	6,369,014

Change in net assets resulting from operations	2,601,518	10,675,432

Dividends to Shareholders:
From net investment income	—	(1,840,865)
From net realized gains	—	(1,270,967)

Change in net assets resulting from dividends to shareholders	—	(3,111,832)

Capital Transactions:
Proceeds from shares issued	34,446,174	55,390,586
Proceeds from dividends reinvested	—	3,111,832
Value of shares redeemed	(4,364,966)	(12,994,224)

Change in net assets resulting from capital transactions	30,081,208	45,508,194

Change in net assets	32,682,726	53,071,794
Net Assets:
Beginning of period	208,618,443	155,546,649

End of period	$241,301,169	$208,618,443

Accumulated net investment income/(loss)	$1,737,765	$1,897,488

Share Transactions:
Shares issued	2,683,355	4,472,211
Dividends reinvested	—	251,563
Shares redeemed	(341,601)	(1,046,419)

Change in shares	2,341,754	3,677,355

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.56		$12.03	$10.69	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.08	0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.19		0.65	1.24	0.77

Total from Investment Activities	0.17		0.73	1.34	0.85

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	—	(0.14)
Net Realized Gains	—		(0.08)	— (b)	(0.02)

Total Dividends	—		(0.20)	— (b)	(0.16)

Net Asset Value, End of Period	$12.73		$12.56	$12.03	$10.69

Total Return(c)	1.35	%(d)	6.09%	12.56%	8.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$241,301		$208,618	$155,547	$73,830
Net Investment Income/(Loss)(e)	(0.14)%		0.97%	1.09%	1.41%
Expenses Before Reductions*(e)(f)	0.14%		0.15%	0.17%	0.39%
Expenses Net of Reductions*(e)	0.14%		0.15%	0.17%	0.21%
Portfolio Turnover Rate	2	%(d)	6%	4%	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary , the AZL MVP BIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $11.9 million as of June 30, 2015. The monthly average notional amount for these contracts was $11.3 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$128,594

Interest Rate Risk Exposure

Interest Rate		—		54,667

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$256,388	$(209,774)

Interest Rate Risk Exposure

Interest Rate		101,168	(82,828)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL Enhanced Bond Index Fund	$99,396,044	$17,818,545	$(1,110,587)	$115,749,672	$—
AZL International Index Fund	25,612,787	3,705,913	(1,469,838)	29,423,745	—
AZL Mid Cap Index Fund	15,666,234	1,747,309	(208,811)	17,813,815	—
AZL S&P 500 Index Fund, Class 2	48,840,683	7,347,423	(509,836)	56,199,183	—
AZL Small Cap Stock Index Fund	8,372,725	959,980	(102,096)	9,576,349	—

	$197,888,473	$31,579,170	$(3,401,168)	$228,762,764	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,127 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$228,762,764	$—	$228,762,764
Unaffiliated Investment Company	5,500,311	—	5,500,311

Total Investment Securities	234,263,075	—	234,263,075

Other Financial Instruments:*
Futures Contracts	(183,262)	—	(183,262)

Total Investments	$234,079,813	$—	$234,079,813

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$31,579,170	$3,401,168

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $213,284,504. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,297,115
Unrealized depreciation	(318,544)

Net unrealized appreciation/(depreciation)	$20,978,571

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$2,099,871	$1,011,961	$3,111,832

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$2,234,513	$2,260,137	$–	$18,357,434	$22,852,084

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 23

Statement of Operations Page 23

Statements of Changes in Net Assets Page 24

Financial Highlights Page 25

Notes to the Financial Statements Page 26

Other Information Page 37

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,026.20	$5.83	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,024.16	$5.81	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stocks	52.5%
U.S. Treasury Obligation	20.1
Foreign Bonds	8.8
Securities Held as Collateral for Securities on Loan	5.2
Yankee Dollars	3.6
Money Markets	3.4
Corporate Bonds	3.1
Convertible Bond	1.9
Preferred Stocks	1.7
Floating Rate Loans	1.4
Exchange Traded Fund	0.7
Purchased Put Options	0.7
Convertible Preferred Stocks	0.5
Private Placements	0.3
U.S. Government Agency Mortgages	0.3
Warrant	—	^
Swaption	—	^
Right	—	^

Total Investment Securities	104.2
Net other assets (liabilities)	(4.2)

Net Assets	100.0%

Investments	Percent of net assets
United States	64.1%
Japan	11.1
United Kingdom	5.1
Mexico	3.8
France	2.1
Netherlands	1.5
Switzerland	1.5
Italy	1.5
Canada	1.4
Brazil	1.2
All other countries	10.9

Total Investment Securities	104.2
Net other assets (liabilities)	(4.2)

Net Assets	100.0%

^	Represents less than 0.05%

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks (52.5%):
Aerospace & Defense (1.0%):
989	Boeing Co. (The)(a)	$137,194
748	Dassault Aviation SA(a)	958,086
25,636	European Aeronautic Defence & Space Co. NV(a)	1,660,692
1,444	General Dynamics Corp.(a)	204,600
1,519	Northrop Grumman Corp.(a)	240,959
7,624	Precision Castparts Corp.(a)	1,523,809
1,550	Raytheon Co.(a)	148,304
34,415	Safran SA(a)	2,330,023
14,482	United Technologies Corp.(a)	1,606,489

		8,810,156

Air Freight & Logistics (0.7%):
12,373	Deutsche Post AG(a)	361,412
18,957	FedEx Corp.(a)	3,230,272
24,838	United Parcel Service, Inc., Class B(a)	2,407,051

		5,998,735

Airlines (0.5%):
63,700	Japan Airlines Co., Ltd.(a)	2,220,474
33,303	United Continental Holdings, Inc.*(a)	1,765,392

		3,985,866

Auto Components (1.2%):
22,200	Aisin Sieki Co., Ltd.(a)	943,468
14,307	BorgWarner, Inc.(a)	813,210
43,600	Bridgestone Corp.(a)	1,611,782
136,683	Cheng Shin Rubber Industry Co., Ltd.(a)	302,843
12,661	Delphi Automotive plc(a)	1,077,324
46,600	Denso Corp.(a)	2,319,486
2,100	Exedy Corp.(a)	52,414
25,900	Futaba Industrial Co., Ltd.^(a)	125,843
1,046	Goodyear Tire & Rubber Co.(a)	31,537
2,082	Hyundai Wia Corp.(a)	191,986
11,300	Koito Manufacturing Co., Ltd.(a)	440,457
2,098	Lear Corp.(a)	235,521
3,400	Stanley Electric Co., Ltd.(a)	71,006
43,700	Sumitomo Electric Industries, Ltd.(a)	677,001
39,300	Toyota Industries Corp.(a)	2,239,422

		11,133,300

Automobiles (1.6%):
5,485	Bayerische Motoren Werke AG (BMW)^(a)	600,024
108,000	Dongfeng Motor Corp., Series H(a)	144,218
132,517	Ford Motor Co.(a)	1,989,080
102,600	Fuji Heavy Industries, Ltd.(a)	3,769,045
32,900	Honda Motor Co., Ltd.(a)	1,063,710
6,693	Hyundai Motor Co.(a)	814,905
61,100	Isuzu Motors, Ltd.(a)	801,848
9,302	Maruti Suzuki India, Ltd.(a)	587,658
4,138	Renault SA(a)	432,103
38,000	Suzuki Motor Corp.(a)	1,282,805
29,900	Toyota Motor Corp.(a)	1,999,993
270	Volkswagen AG^(a)	62,453
168,770	Yulon Motor Co., Ltd.(a)	195,138

		13,742,980

Shares		Fair Value
Common Stocks, continued
Banks (4.3%):
2,195	Australia & New Zealand Banking Group, Ltd.(a)	$54,380
4,959	Banco Bilbao Vizcaya Argentaria SA(a)	48,775
3,699	Banco Popolare SC*(a)	60,774
11,204	Banco Santander SA(a)	78,203
276,551	Bank of America Corp.(a)	4,706,897
518	Bank of Montreal(a)	30,699
963	Bank of Nova Scotia(a)	49,715
24,000	Bank of Yokohama, Ltd. (The)(a)	147,072
152,125	Barclays plc(a)	622,010
788	BB&T Corp.(a)	31,764
14,218	BNP Paribas SA(a)	857,135
21,000	Chiba Bank, Ltd. (The)(a)	159,969
57,362	Citigroup, Inc.(a)	3,168,677
3,089	Citizens Financial Group, Inc.(a)	84,361
1,280	Commonwealth Bank of Australia(a)	83,427
3,984	Fifth Third Bancorp(a)	82,947
320,206	HSBC Holdings plc(a)	2,866,262
64,212	ING Groep NV(a)	1,064,610
379,055	Intesa Sanpaolo SpA(a)	1,372,499
82,032	JPMorgan Chase & Co.(a)	5,558,487
346,286	Lloyds Banking Group plc(a)	464,776
257,200	Mitsubishi UFJ Financial Group, Inc.(a)	1,840,729
294,400	Mizuho Financial Group, Inc.(a)	634,900
1,883	National Australia Bank, Ltd.(a)	48,040
2,529	Nordea Bank AB(a)	31,506
95,807	Regions Financial Corp.(a)	992,561
1,145	Royal Bank of Canada(a)	70,031
14,000	Shizuoka Bank, Ltd. (The)(a)	146,154
16,766	Societe Generale(a)	782,110
22,145	Standard Chartered plc(a)	354,191
37,600	Sumitomo Mitsui Financial Group, Inc.(a)	1,670,940
9,633	SunTrust Banks, Inc.(a)	414,412
24,105	Svenska Handelsbanken AB, A Shares(a)	351,521
28,070	Toronto-Dominion Bank (The)(a)	1,192,212
32,198	U.S. Bancorp(a)	1,397,393
8,706	UBI Banca — Unione di Banche Italiane SCPA(a)	69,745
60,802	UniCredit SpA(a)	407,868
79,040	Wells Fargo & Co.(a)	4,445,210
2,450	Westpac Banking Corp.(a)	60,735

		36,503,697

Beverages (1.0%):
561	Anheuser-Busch InBev NV(a)	67,511
12,900	Asahi Breweries, Ltd.(a)	410,056
65,255	Coca-Cola Co. (The)(a)	2,559,953
1,881	Constellation Brands, Inc., Class A(a)	218,234
1,778	Diageo plc(a)	51,529
8,527	Diageo plc, ADR(a)	989,473
23,800	Kirin Holdings Co., Ltd.(a)	327,637
8,639	Molson Coors Brewing Co., Class B(a)	603,089
1,450	PepsiCo, Inc.(a)	135,343
55,890	SABMiller plc(a)	2,897,060
6,600	Suntory Beverage & Food, Ltd.(a)	265,386

		8,525,271

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology (1.1%):
5,911	Alexion Pharmaceuticals, Inc.*(a)	$1,068,531
1,325	Alkermes plc*(a)	85,250
278	Alkermes plc*(a)	17,887
13,677	Amgen, Inc.(a)	2,099,694
4,640	Biogen Idec, Inc.*(a)	1,874,283
7,852	Celgene Corp.*(a)	908,751
9,417	Gilead Sciences, Inc.(a)	1,102,542
508	Invitae Corp.*^(a)	7,559
63,198	Mesoblast, Ltd.*^(a)	182,334
1,107	Puma Biotechnology, Inc.*^(a)	129,242
1,199	Receptos, Inc.*(a)	227,870
717	Regeneron Pharmaceuticals, Inc.*(a)	365,763
3,084	Tesaro, Inc.*^(a)	181,308
7,803	Vertex Pharmaceuticals, Inc.*(a)	963,514

		9,214,528

Building Products (0.2%):
15,110	Compagnie de Saint-Gobain SA(a)	679,907
13,400	Daikin Industries, Ltd.(a)	963,701

		1,643,608

Capital Markets (0.9%):
1,250	Ameriprise Financial, Inc.(a)	156,163
21,314	Bank of New York Mellon Corp. (The)(a)	894,549
9,056	BHF Kleinwort Benson Group SA*^(a)	44,290
27,332	Charles Schwab Corp. (The)(a)	892,390
18,911	Credit Suisse Group AG(a)	519,765
28,680	Deutsche Bank AG, Registered Shares(a)	861,264
5,401	Goldman Sachs Group, Inc. (The)(a)	1,127,675
30,008	Morgan Stanley(a)	1,164,009
61,600	Nomura Holdings, Inc.(a)	415,245
457	State Street Corp.(a)	35,189
78,595	UBS Group AG(a)	1,666,908

		7,777,447

Chemicals (2.0%):
2,326	Air Liquide SA(a)	293,850
1,797	Air Products & Chemicals, Inc.(a)	245,884
19,723	AkzoNobel NV(a)	1,440,903
6,217	Arkema, Inc.(a)	447,897
82,000	Asahi Kasei Corp.(a)	671,802
8,472	BASF SE(a)	744,402
2,730	CF Industries Holdings, Inc.(a)	175,484
10,471	Dow Chemical Co. (The)(a)	535,801
8,465	E.I. du Pont de Nemours & Co.(a)	541,337
2,523	Ecolab, Inc.(a)	285,276
14,489	FMC Corp.(a)	761,396
34,100	Hitachi Chemical Co., Ltd.(a)	614,499
37,800	JSR Corp.(a)	666,983
9,572	Koninklijke DSM NV(a)	556,381
37,100	Kuraray Co., Ltd.(a)	453,523
2,200	Linde AG(a)	416,517
7,201	LyondellBasell Industries NV, Class A(a)	745,448

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
6,228	Monsanto Co.(a)	$663,843
25,900	Nitto Denko Corp.(a)	2,127,196
9,349	Potash Corp. of Saskatchewan, Inc.(a)	289,573
3,493	PPG Industries, Inc.(a)	400,717
2,722	Praxair, Inc.(a)	325,415
29,600	Shin-Etsu Chemical Co., Ltd.(a)	1,836,207
4,923	Syngenta AG, Registered Shares(a)	2,017,881
271,000	Ube Industries, Ltd.(a)	511,161

		17,769,376

Commercial Services & Supplies (0.2%):
2,086	Cintas Corp.(a)	176,455
1,800	SECOM Co., Ltd.(a)	116,775
4,600	Sohgo Security Services Co., Ltd.(a)	180,964
39,958	Tyco International plc(a)	1,537,584

		2,011,778

Communications Equipment (0.6%):
21,138	Alcatel-Lucent*(a)	77,149
93,463	Cisco Systems, Inc.(a)	2,566,493
19,288	El Towers SpA(a)	1,162,177
1,891	Harris Corp.(a)	145,437
3,000	Hitachi Kokusai Electric, Inc.(a)	45,594
28,158	QUALCOMM, Inc.(a)	1,763,536
6,982	Telefonaktiebolaget LM Ericsson, B Shares(a)	72,311

		5,832,697

Construction & Engineering (0.2%):
5,000	Chiyoda Corp.(a)	44,262
1,900	ComSys Holdings Corp.(a)	28,277
19,000	JGC Corp.(a)	358,632
7,000	Kinden Corp.(a)	93,119
3,000	Maeda Road Construction Co., Ltd.(a)	55,349
1,000	Nippo Corp.(a)	17,125
86,000	Okumura Corp.(a)	438,925
300	Sho-Bond Holdings Co., Ltd.(a)	12,516
101,000	Toda Corp.^(a)	463,141

		1,511,346

Consumer Finance (0.2%):
974	American Express Co.(a)	75,699
11,364	Capital One Financial Corp.(a)	999,691
5,508	Discover Financial Services(a)	317,371

		1,392,761

Containers & Packaging (0.1%):
7,508	Crown Holdings, Inc.*(a)	397,248
8,562	Sealed Air Corp.(a)	439,916

		837,164

Distributors (0.0%):
3,000	Canon Marketing Japan, Inc.(a)	51,002

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc.(a)	22,521

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.4%):
18,652	Berkshire Hathaway, Inc., Class B*(a)	$2,538,723
7,777	CME Group, Inc.(a)	723,728
123	IntercontinentalExchange Group, Inc.(a)	27,504
297	McGraw-Hill Cos., Inc. (The)(a)	29,834

		3,319,789

Diversified Telecommunication Services (1.1%):
66,015	AT&T, Inc.^(a)	2,344,853
114,563	BT Group plc(a)	811,218
42,017	Deutsche Telekom AG, Registered Shares(a)	723,241
20,867	France Telecom SA(a)	322,831
22,200	Nippon Telegraph & Telephone Corp.(a)	803,556
234,000	Singapore Telecommunications, Ltd.(a)	727,718
23,018	TDC A/S(a)	168,629
32,883	Telecom Italia SpA^(a)	33,474
135,227	Telecom Italia SpA*(a)	171,511
139,100	Telekom Malaysia Berhad(a)	241,070
8,438	Verizon Communications, Inc.(a)	392,778
68,018	Verizon Communications, Inc.(a)	3,170,319

		9,911,198

Electric Utilities (0.5%):
18,019	American Electric Power Co., Inc.(a)	954,466
52,000	Chubu Electric Power Co., Inc.(a)	774,878
134,308	Enel SpA(a)	607,150
8,700	Kansai Electric Power Co., Inc. (The)*(a)	96,176
25,300	Kyushu Electric Power Co., Inc.*(a)	292,989
11,296	NextEra Energy, Inc.(a)	1,107,347
9,034	PPL Corp.(a)	266,232
15,200	Tokyo Electric Power Co., Inc. (The)*(a)	82,787

		4,182,025

Electrical Equipment (0.8%):
27,774	Eaton Corp. plc(a)	1,874,467
19,042	Emerson Electric Co.(a)	1,055,498
83,000	GS Yuasa Corp.^(a)	326,968
3,200	Mabuchi Motor Co., Ltd.(a)	202,224
120,000	Mitsubishi Electric Corp.(a)	1,547,105
11,107	Rockwell Automation, Inc.^(a)	1,384,377
9,159	Schneider Electric SA(a)	631,619

		7,022,258

Electronic Equipment, Instruments & Components (0.4%):
4,131	Corning, Inc.(a)	81,505
4,800	Hitachi High-Technologies Corp.(a)	135,809
179,000	Hitachi, Ltd.(a)	1,179,178
30,000	Hon Hai Precision Industry Co., Ltd.(a)	93,587
500	Keyence Corp.(a)	269,615
15,600	Kyocera Corp.(a)	810,705
2,500	Murata Manufacturing Co., Ltd.(a)	435,935
6,600	Omron Corp.(a)	286,693
1,312	TE Connectivity, Ltd.(a)	84,362

		3,377,389

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.7%):
1,497	Baker Hughes, Inc.(a)	$92,365
1,384	Cameron International Corp.*(a)	72,480
95,700	Dropbox, Inc.*(a)(b)	1,589,577
2,931	Halliburton Co.(a)	126,238
1,698	Helmerich & Payne, Inc.^(a)	119,573
24,594	Ocean Rig UDW, Inc.^(a)	126,167
30,845	Oceaneering International, Inc.(a)	1,437,069
149,440	SBM Offshore NV*^(a)	1,772,628
4,451	Schlumberger, Ltd.(a)	383,632

		5,719,729

Food & Staples Retailing (0.5%):
423	Costco Wholesale Corp.(a)	57,130
3,168	CVS Health Corp.(a)	332,260
10,700	FamilyMart Co., Ltd.(a)	491,573
3,754	Kroger Co. (The)(a)	272,203
10,588	Sysco Corp.^(a)	382,227
2,091	The Fresh Market, Inc.*^(a)	67,205
843	Walgreens Boots Alliance, Inc.(a)	71,183
29,006	Wal-Mart Stores, Inc.(a)	2,057,395
786	Wesfarmers, Ltd.(a)	23,557

		3,754,733

Food Products (0.5%):
6,000	Ajinomoto Co., Inc.(a)	129,886
4,760	Archer-Daniels-Midland Co.(a)	229,526
9,102	Boulder Brands, Inc.*^(a)	63,168
45,987	Cosan, Ltd., A Shares(a)	283,279
392	Danone SA(a)	25,322
584	General Mills, Inc.(a)	32,540
569	Kraft Foods Group, Inc.(a)	48,445
1,625	Mondelez International, Inc., Class A(a)	66,853
49,679	Nestle SA, Registered Shares(a)	3,592,034
27,712	SLC Agricola SA(a)	153,351
1,959	Unilever NV(a)	81,865

		4,706,269

Gas Utilities (0.2%):
298,000	Tokyo Gas Co., Ltd.(a)	1,581,309

Health Care Equipment & Supplies (0.3%):
13,162	Abbott Laboratories(a)	645,992
5,479	Baxter International, Inc.(a)	383,146
2,008	Becton, Dickinson & Co.(a)	284,433
14,100	HOYA Corp.(a)	564,694
7,384	Medtronic plc(a)	547,154
1,091	Stryker Corp.(a)	104,267

		2,529,686

Health Care Providers & Services (2.0%):
5,793	Acadia Healthcare Co., Inc.*^(a)	453,766
15,284	Aetna, Inc.(a)	1,948,099
36,197	Al Noor Hospitals Group plc(a)	536,781
1,846	AmerisourceBergen Corp.(a)	196,304
2,431	Anthem, Inc.(a)	399,024

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
946,900	Bangkok Dusit Medical Services Public Co., Ltd., Class F(a)	$551,143
68,200	Bumrungrad Hospital Public Co., Ltd.(a)	378,049
3,502	Cardinal Health, Inc.(a)	292,942
955	CIGNA Corp.(a)	154,710
1,320	Express Scripts Holding Co.*^(a)	117,401
21,641	HCA Holdings, Inc.*(a)	1,963,272
379,670	Healthscope, Ltd.(a)	791,764
14,198	Humana, Inc.(a)	2,715,793
565,600	IHH Healthcare Berhad*(a)	848,893
26,627	Integrated Diagnostics Holdings plc*(a)	155,768
81,339	Life Healthcare Group Holdings Pte, Ltd.(a)	249,998
6,829	McKesson, Inc.(a)	1,535,227
1,300	Medipal Holdings Corp.(a)	21,159
61,358	NMC Health plc(a)	766,275
382,799	PT Siloam International Hospital Tbk(a)	413,183
96,700	Raffles Medical Group, Ltd.(a)	330,470
10,900	Ship Healthcare Holdings, Inc.^(a)	225,222
250,258	Spire Healthcare Group plc(a)	1,310,948
1,400	Teladoc, Inc.*(a)	26,600
20,385	Tenet Healthcare Corp.*(a)	1,179,884
3,503	UnitedHealth Group, Inc.(a)	427,366

		17,990,041

Health Care Technology (0.2%):
5,100	Evolent Health, Inc., Class A*^(a)	99,450
5,500	HTG Molecular Diagnostics, Inc.*(a)	61,325
48,724	Veeva Systems, Inc., Class A*^(a)	1,365,734

		1,526,509

Hotels, Restaurants & Leisure (0.3%):
7,047	Las Vegas Sands Corp.^(a)	370,461
19,068	McDonald’s Corp.(a)	1,812,794
12,361	SeaWorld Entertainment, Inc.^(a)	227,937
1,889	Wyndham Worldwide Corp.(a)	154,728

		2,565,920

Household Durables (0.3%):
4,300	Alpine Electronics, Inc.(a)	82,855
31,698	Cyrela Brazil Realty SA Empreendimentos e Participacoes(a)	101,370
164,000	Haier Electronics Group Co., Ltd.*(a)	439,640
1,906	MRV Engenharia e Participacoes SA(a)	4,783
54,300	Nikon Corp.^(a)	627,720
7,300	Rinnai Corp.(a)	577,760
13,700	Sony Corp.*(a)	388,816
2,268	Whirlpool Corp.(a)	392,477

		2,615,421

Household Products (0.9%):
15,976	Colgate-Palmolive Co.(a)	1,044,990
9,247	Kimberly-Clark Corp.(a)	979,905
67,751	Procter & Gamble Co. (The)(a)	5,300,838
453	Reckitt Benckiser Group plc(a)	39,109

		7,364,842

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.4%):
41,264	AES Corp. (The)(a)	$547,161
43,683	Calpine Corp.*(a)	785,858
7,700	Electric Power Development Co., Ltd.(a)	271,816
11,345	NextEra Energy Partners LP^(a)(b)	449,489
32,794	NRG Energy, Inc.(a)	750,327
5,590	NRG Yield, Inc., Class A^(a)	122,924
5,590	NRG Yield, Inc., Class A^(a)	122,365
1,128	Talen Energy Corp.*^(a)	19,356
9,032	TerraForm Power, Inc.(a)	343,035
6,976	TerraForm Power, Inc., Class A(a)	264,948

		3,677,279

Industrial Conglomerates (0.7%):
1,009	3M Co.(a)	155,689
149,219	Beijing Enterprises Holdings, Ltd.(a)	1,117,549
8,096	Danaher Corp.(a)	692,937
92,684	General Electric Co.(a)	2,462,613
198,000	Keppel Corp., Ltd.(a)	1,207,032
21,926	Koninklijke Philips Electronics NV(a)	559,543

		6,195,363

Insurance (1.8%):
1,430	ACE, Ltd.(a)	145,402
493	AFLAC, Inc.(a)	30,665
136,200	AIA Group, Ltd.(a)	890,227
14,662	Allstate Corp. (The)(a)	951,124
27,674	American International Group, Inc.(a)	1,710,806
312	Aon plc(a)	31,100
47,148	AXA SA(a)	1,187,995
3,088	Axis Capital Holdings, Ltd.(a)	164,807
8	Berkshire Hathaway, Inc., Class A*(a)	1,638,799
1,227	Chubb Corp. (The)(a)	116,737
3,301	CNA Financial Corp.(a)	126,131
122,908	Legal & General Group plc(a)	480,179
5,161	Lincoln National Corp.(a)	305,634
1,488	Manulife Financial Corp.(a)	27,656
17,282	Marsh & McLennan Cos., Inc.(a)	979,889
16,843	MetLife, Inc.(a)	943,040
12,800	MS&AD Insurance Group Holdings, Inc.(a)	398,505
11,400	NKSJ Holdings, Inc.(a)	418,065
6,876	Prudential Financial, Inc.(a)	601,788
55,182	Prudential plc(a)	1,331,358
1,725	Reinsurance Group of America, Inc.(a)	163,651
30,100	Sony Financial Holdings, Inc.(a)	527,299
24,400	Tokio Marine Holdings, Inc.(a)	1,011,886
363	Travelers Cos., Inc. (The)(a)	35,088
15,932	XL Group plc(a)	592,670
1,425	Zurich Insurance Group AG(a)	434,477

		15,244,978

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.2%):
9,903	Alibaba Group Holding, Ltd., ADR*^(a)	$814,719
200	Askul Corp.(a)	6,283
1,817	Expedia, Inc.(a)	198,689

		1,019,691

Internet Software & Services (2.2%):
18,200	DeNA Co., Ltd.(a)	357,679
32,443	eBay, Inc.*(a)	1,954,366
22,302	Facebook, Inc., Class A*(a)	1,912,731
11,300	GoDaddy, Inc., Class A*^(a)	318,547
4,920	Google, Inc., Class A*(a)	2,656,997
8,839	Google, Inc., Class C*(a)	4,600,787
74,000	Gree, Inc.^(a)	432,215
11,346	SINA Corp.*(a)	607,748
75,653	Twitter, Inc.*(a)	2,740,152
68,532	Uber Technologies, Inc.*(a)(b)	2,742,836
2,508	VeriSign, Inc.*^(a)	154,794
75,300	Yahoo! Japan Corp.(a)	303,621
2,841	Yahoo!, Inc.*(a)	111,623

		18,894,096

IT Services (0.9%):
3,745	Accenture plc, Class A(a)	362,441
523	Alliance Data Systems Corp.*(a)	152,685
3,091	Amdocs, Ltd.(a)	168,738
8,597	Atos Origin SA(a)	643,109
1,553	Automatic Data Processing, Inc.(a)	124,597
1,963	Cognizant Technology Solutions Corp., Class A*(a)	119,920
2,890	Computer Sciences Corp.(a)	189,700
3,045	Fidelity National Information Services, Inc.(a)	188,181
4,296	International Business Machines Corp.(a)	698,787
18,213	MasterCard, Inc., Class A(a)	1,702,551
400	NS Solutions Corp.(a)	13,339
800	SCSK Corp.(a)	24,381
41,376	Visa, Inc., Class A^(a)	2,778,398
33,140	Worldline SA*(a)	680,238

		7,847,065

Leisure Products (0.1%):
6,200	Namco Bandai Holdings, Inc.(a)	119,741
32,400	Sega Sammy Holdings, Inc.(a)	423,434
8,500	Yamaha Corp.(a)	171,388

		714,563

Life Sciences Tools & Services (0.3%):
11,725	Agilent Technologies, Inc.(a)	452,351
14,275	Thermo Fisher Scientific, Inc.(a)	1,852,324

		2,304,675

Machinery (1.0%):
4,015	CNH Industrial NV(a)	37,259
29,901	Colfax Corp.*^(a)	1,379,932
822	Cummins India, Ltd.(a)	11,542
1,915	Dover Corp.(a)	134,395
3,700	Fanuc, Ltd.(a)	755,432

Shares		Fair Value
Common Stocks, continued
Machinery, continued
164,090	Haitian International Holdings, Ltd.(a)	$383,369
110,000	IHI Corp.(a)	512,791
22,700	Komatsu, Ltd.(a)	454,958
31,000	Kubota Corp.(a)	491,396
172,000	Mitsubishi Heavy Industries, Ltd.(a)	1,045,743
8,100	Nabtesco Corp.(a)	202,197
11,668	PACCAR, Inc.^(a)	744,535
1,106	Parker Hannifin Corp.^(a)	128,661
1,100	SMC Corp.(a)	330,965
12,252	Stanley Black & Decker, Inc.(a)	1,289,400
3,500	THK Co., Ltd.(a)	75,585
6,438	WABCO Holdings, Inc.*(a)	796,509

		8,774,669

Media (0.7%):
12,603	DISH Network Corp., Class A*(a)	853,349
18,716	Liberty Broadband Corp., Class C*(a)	957,511
7,085	Liberty Broadband Corp., Class A*^(a)	361,122
46,252	Liberty Media Corp., Class C*(a)	1,660,447
20,570	Liberty Media Corp.*(a)	741,343
107,568	RAI Way SpA(a)	515,629
817	RTL Group(a)	73,973
2,900	TV Asahi Holdings Corp.^(a)	48,693
57,542	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	459,737

		5,671,804

Metals & Mining (2.0%):
201,652	Antofagasta plc(a)	2,182,564
64,441	Barrick Gold Corp., ADR(a)	686,941
54,205	Constellium NV*(a)	641,245
90,068	Eldorado Gold Corp.(a)	373,600
227,585	First Quantum Minerals, Ltd.(a)	2,976,028
164,264	Freeport-McMoRan Copper & Gold, Inc.(a)	3,058,595
115,936	Gerdau SA, ADR(a)	279,406
72,522	Glencore International plc(a)	291,082
77,742	Goldcorp, Inc.(a)	1,259,420
197,000	Nippon Steel Corp.(a)	510,236
216,347	Platinum Group Metals, Ltd.*(a)	86,539
353,956	Platinum Group Metals, Ltd.*(a)	138,884
64,183	Rio Tinto plc(a)	2,639,356
67,172	Southern Copper Corp.^(a)	1,975,529
57,952	Tahoe Resources, Inc.(a)	702,589
400	Yamato Kogyo Co., Ltd.(a)	9,326

		17,811,340

Multiline Retail (0.1%):
2,175	Kohl’s Corp.^(a)	136,177
2,073	Macy’s, Inc.(a)	139,865
2,600	Ryohin Keikaku Co., Ltd.(a)	503,886

		779,928

Multi-Utilities (0.5%):
23,712	CenterPoint Energy, Inc.(a)	451,239
14,877	Dominion Resources, Inc.(a)	994,825

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
32,816	Engie Group(a)	$608,045
60,315	National Grid plc(a)	775,490
11,858	Sempra Energy(a)	1,173,231

		4,002,830

Oil, Gas & Consumable Fuels (4.2%):
60,614	Anadarko Petroleum Corp.(a)	4,731,530
115,052	Athabasca Oil Corp.*(a)	187,945
8,531	BG Group plc(a)	141,938
45,714	BP plc(a)	301,620
60,794	Cameco Corp.(a)	868,138
9,537	Chevron Corp.(a)	920,034
61,288	Coal India, Ltd.(a)	404,923
4,259	ConocoPhillips(a)	261,545
62,135	CONSOL Energy, Inc.^(a)	1,350,815
9,419	Diamondback Energy, Inc.*(a)	710,004
7,698	Eclipse Resources Corp.*^(a)	40,491
2,093	Enbridge, Inc.(a)	97,896
6,243	ENI SpA(a)	110,725
1,896	EOG Resources, Inc.(a)	165,995
4,852	EQT Corp.(a)	394,662
14,567	Exxon Mobil Corp.(a)	1,211,974
3,849	Gulfport Energy Corp.*(a)	154,922
149,700	INPEX Corp.(a)	1,702,791
55,800	JX Holdings, Inc.(a)	241,515
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR(a)	273,796
5,878	Kinder Morgan, Inc.(a)	225,656
5,547	Lookout, Inc.*(a)(c)	64,702
76,892	Lundin Petroleum AB*^(a)	1,317,316
37,352	Marathon Petroleum Corp.(a)	1,953,883
2,683	Occidental Petroleum Corp.(a)	208,657
155,805	Oil & Natural Gas Corp., Ltd.(a)	756,998
282,736	Ophir Energy plc*(a)	501,809
116,157	Palantir Technologies, Inc.*(a)(b)	1,000,112
71,761	Petroleo Brasileiro SA, ADR*(a)	649,438
26,077	Phillips 66(a)	2,100,763
10,243	Pioneer Natural Resources Co.^(a)	1,420,602
30,490	Reliance Industries, Ltd.(a)	478,294
19,901	Royal Dutch Shell plc, A Shares(a)	566,708
6,147	Royal Dutch Shell plc, B Shares(a)	174,783
23,922	Royal Dutch Shell plc, ADR(a)	1,363,793
9,865	Royal Dutch Shell plc, A Shares(a)	277,301
150,841	Statoil ASA(a)	2,694,047
15,358	Stone Energy Corp.*^(a)	193,357
3,654	Suncor Energy, Inc.(a)	100,655
4,475	Suncor Energy, Inc.(a)	123,152
25,750	Total SA(a)	1,252,764
29,273	Total SA, ADR^(a)	1,439,354
47,701	TransCanada Corp.(a)	1,938,904
5,366	Valero Energy Corp.(a)	335,912
2,326	Williams Cos., Inc. (The)*(a)	133,489

		35,545,708

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.0%):
3,070	International Paper Co.(a)	$146,101

Personal Products (0.0%):
167	L’Oreal SA(a)	29,769

Pharmaceuticals (4.1%):
45,530	AbbVie, Inc.(a)	3,059,160
9,580	Allergan plc*(a)	2,907,147
31,800	Astellas Pharma, Inc.(a)	453,180
5,583	AstraZeneca plc, ADR(a)	355,693
35,593	AstraZeneca plc(a)	2,262,825
11,820	Bayer AG(a)	1,653,728
24,345	Bristol-Myers Squibb Co.(a)	1,619,916
35,900	Catalent, Inc.*(a)	1,052,947
4,800	Eisai Co., Ltd.(a)	321,545
6,744	Eli Lilly & Co.(a)	563,057
9,388	GlaxoSmithKline plc(a)	195,389
5,657	Horizon Pharma plc*^(a)	196,524
10,025	Johnson & Johnson Co.(a)	977,037
11,821	Merck & Co., Inc.(a)	672,970
20,115	Mylan NV*(a)	1,365,004
22,226	Novartis AG, Registered Shares(a)	2,195,912
5,201	Novo Nordisk A/S, B Shares(a)	285,294
13,000	Otsuka Holdings Co., Ltd.(a)	413,288
3,808	Perrigo Co. plc(a)	703,833
63,857	Pfizer, Inc.(a)	2,141,125
5,531	Roche Holding AG(a)	1,553,263
23,107	Sanofi-Aventis SA(a)	2,279,373
2,300	Sawai Pharmaceutical Co., Ltd.(a)	134,669
19,120	Shire plc(a)	1,536,675
284,000	Sino Biopharmaceutical, Ltd.(a)	327,839
2,100	Takeda Pharmacuetical Co., Ltd.(a)	101,354
51,244	Teva Pharmaceutical Industries, Ltd., ADR(a)	3,028,520
2,440	Valeant Pharmaceuticals International, Inc.*(a)	542,046

		32,899,313

Professional Services (0.0%):
2,650	Qualicorp SA(a)	16,702

Real Estate Investment Trusts (REITs) (0.6%):
10,016	American Capital Agency Corp.(a)	183,994
461	American Tower Corp.(a)	43,007
10,999	Crown Castle International Corp.(a)	883,220
397	Equity Residential Property Trust(a)	27,857
440,828	Fibra UNO Amdinistracion SA(a)	1,048,549
381	Health Care REIT, Inc.(a)	25,005
17,379	ProLogis, Inc.(a)	644,761
159	Public Storage, Inc.(a)	29,315
6,258	Simon Property Group, Inc.(a)	1,082,759
90,001	TF Administradora Industrial S de RL de CV(a)	176,105
2,204	Unibail-Rodamco SE(a)	559,188

		4,703,760

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (1.6%):
76,373	BR Malls Participacoes SA(a)	$361,200
641,300	CapitaLand, Ltd.(a)	1,665,037
204,000	China Overseas Land & Investment, Ltd.(a)	719,122
196,000	China Resources Land, Ltd.(a)	631,136
40,000	Daikyo, Inc.(a)	64,363
4,900	Daito Trust Construction Co., Ltd.(a)	506,649
64,900	Dalian Wanda Commercial Properties Co., Ltd., H Shares(a)	519,221
32,475	Deutsche Annington Immobilien SE(a)	915,344
771,100	Global Logistic Properties, Ltd.(a)	1,446,203
42,000	Mitsubishi Estate Co., Ltd.(a)	902,408
138,666	Sun Hung Kai Properties, Ltd.(a)	2,245,549
67,467	The St. Joe Co.*^(a)	1,047,763
258,000	Wharf Holdings, Ltd. (The)(a)	1,716,042

		12,740,037

Road & Rail (0.7%):
7,319	Canadian National Railway Co.(a)	422,672
192,325	CAR, Inc.*(a)	405,769
20,740	CSX Corp.(a)	677,161
26,000	East Japan Railway Co.(a)	2,337,711
3,875	J.B. Hunt Transport Services, Inc.(a)	318,099
6,890	Kansas City Southern(a)	628,368
36,000	Nippon Express Co., Ltd.(a)	176,948
9,500	Seino Holdings Co., Ltd.(a)	106,311
18,893	Union Pacific Corp.(a)	1,801,825

		6,874,864

Semiconductors & Semiconductor Equipment (0.7%):
3,926	Applied Materials, Inc.(a)	75,458
814	Avago Technologies, Ltd.(a)	108,205
1,759	Broadcom Corp., Class A(a)	90,571
19,189	Intel Corp.(a)	583,633
5,757	KLA-Tencor Corp.(a)	323,601
22,813	Micron Technology, Inc.*(a)	429,797
21,000	ROHM Co., Ltd.(a)	1,404,110
519	Samsung Electronics Co., Ltd.(a)	589,708
13,619	SK Hynix, Inc.(a)	517,746
25,700	SUMCO Corp.(a)	321,666
212,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	955,322
6,551	Texas Instruments, Inc.(a)	337,442

		5,737,259

Software (1.8%):
68,905	Activision Blizzard, Inc.(a)	1,668,190
3,849	Adobe Systems, Inc.*(a)	311,807
2,045	Check Point Software Technologies, Ltd.*(a)	162,680
2,923	Electronic Arts, Inc.*(a)	194,380
90,700	Gungho Online Enetertainment, Inc.^(a)	352,698
2,695	Intuit, Inc.(a)	271,575
42,551	King Digital Entertainment plc^(a)	606,352
56,587	Microsoft Corp.(a)	2,498,317
68,360	Mobileye NV*^(a)	3,634,701

Shares		Fair Value
Common Stocks, continued
Software, continued
9,100	Nexon Co., Ltd.(a)	$125,105
7,900	Nintendo Co., Ltd.(a)	1,319,185
20,493	Nuance Communications, Inc.*(a)	358,832
60,614	Oracle Corp.(a)	2,442,744
1,891	Salesforce.com, Inc.*(a)	131,670
6,726	SAP AG(a)	468,607
6,100	Trend Micro, Inc.(a)	210,028
33,610	UbiSoft Entertainment SA*(a)	599,834

		15,356,705

Specialty Retail (0.3%):
2,600	Autobacs Seven Co., Ltd.^(a)	43,460
1,316	Home Depot, Inc. (The)(a)	146,247
2,044	Lowe’s Cos., Inc.(a)	136,887
22,500	Sanrio Co., Ltd.^(a)	610,756
900	Shimamura Co., Ltd.(a)	94,382
4,501	Tiffany & Co.(a)	413,192
156,400	Yamada Denki Co., Ltd.^(a)	625,300
222,760	Zhongsheng Group Holdings, Ltd.^(a)	154,969

		2,225,193

Technology Hardware, Storage & Peripherals (0.6%):
26,632	Apple, Inc.(a)	3,340,318
6,559	EMC Corp.(a)	173,092
24,197	Hewlett-Packard Co.(a)	726,152
231,000	NEC Corp.(a)	699,742
1,630	Samsung SDI Co., Ltd.(a)	161,981
2,372	SanDisk Corp.(a)	138,098
2,543	Seagate Technology plc^(a)	120,793
1,685	Western Digital Corp.(a)	132,138

		5,492,314

Textiles, Apparel & Luxury Goods (0.1%):
20,028	Coach, Inc.^(a)	693,169

Tobacco (0.4%):
1,911	Altria Group, Inc.(a)	93,467
1,310	British American Tobacco plc(a)	70,392
677	Imperial Tobacco Group plc(a)	32,679
12,400	Japan Tobacco, Inc.(a)	441,348
25,847	Philip Morris International, Inc.(a)	2,072,154
100	Reynolds American, Inc.(a)	7,450

		2,717,490

Trading Companies & Distributors (0.7%):
74,600	Mitsubishi Corp.(a)	1,638,402
156,400	Mitsui & Co., Ltd.(a)	2,121,259
74,200	Sumitomo Corp.(a)	861,873
12,600	Toyota Tsushu Corp.(a)	337,958
31,900	Univar, Inc.*(a)	830,357

		5,789,849

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.(a)(b)	352,802
6,000	Kamigumi Co., Ltd.(a)	56,231

		409,033

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
14,420	American Water Works Co., Inc.(a)	$701,245

Wireless Telecommunication Services (0.7%):
369,574	America Movil SAB de C.V., Series L(a)	395,085
29,881	America Movil SAB de C.V., Series L, ADR(a)	636,764
310,000	Axiata Group Berhad(a)	526,143
79,563	Cellnex Telecom SAU*(a)	1,345,857
105,029	Far EasTone Telecommunications Co., Ltd.(a)	253,872
34,700	KDDI Corp.(a)	834,633
11,500	NTT DoCoMo, Inc.(a)	220,068
22,106	Vodafone Group plc, ADR(a)	805,764
155,032	Vodafone Group plc(a)	565,238

		5,583,424

Total Common Stocks (Cost $413,589,744)		445,531,567

Preferred Stocks (1.7%):
Automobiles (0.2%):
8,360	Volkswagen AG, Preferred Shares^(a)	1,937,734

Banks (0.9%):
26,482	Citigroup Capital XIII, Preferred Shares^(a)	687,472
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares^(a)(d)	176,880
35,500	GMAC Capital Trust I, Preferred Shares(a)	922,289
15,683	HSBC Holdings plc, Series 2, Preferred Shares(a)	406,033
38,941	Itau Unibanco Holding SA, Preferred Shares(a)	429,101
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares^(a)	529,014
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares^(a)	671,849
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR(a)	308,261
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR^(a)	245,663
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR^(a)	373,421
14,159	U.S. Bancorp, Series F, Preferred Shares^(a)	399,567
7,409	U.S. Bancorp, Series G, Preferred Shares^(a)	197,302
576,000	USB Capital IX, Preferred Shares(a)	475,488

		5,822,340

Diversified Financial Services (0.0%):
37,073	Fannie Mae, Series S, Preferred Shares(a)	139,024

Food & Staples Retailing (0.0%):
11,174	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares(a)	263,909

Health care providers & services (0.1%):
19,062	Anthem, Inc., Preferred Shares(a)	972,162

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C, Preferred Shares*(a)(b)	404,329
31,073	Invitae Corp., Series F, Preferred Shares(a)(b)	439,247

		843,576

Shares		Fair Value
Preferred Stocks, continued
Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares^(a)	$256,437

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares(a)	350,250

Oil, Gas & Consumable Fuels (0.1%):
63,925	Lookout, Inc., Series F, Preferred Shares*(a)(b)	745,647

Pharmaceuticals (0.0%):
15	Allergan plc, Series A, Preferred Shares(a)	15,639

Real Estate Investment Trusts (REITs) (0.1%):
3,376	American Tower Corp., Series A, Preferred Shares(a)	340,343
13,044	Health Care REIT, Inc., Series I, Preferred Shares(a)	779,379

		1,119,722

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares(a)	290,519

Semiconductors & Semiconductor Equipment (0.2%):
2,209	Samsung Electronics Co., Ltd., Preferred Shares(a)	1,963,804

Total Preferred Stocks (Cost $14,757,660)		14,720,763

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(a)(d)	63,927

Total Warrant (Cost $—)		63,927

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.0%):
5,063	United Technologies Corp., 0.52%(a)	290,110

Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.03%(a)	319,600

Financial Services (0.1%):
118,467	Domo, Inc., Series E*(a)(b)	998,866

Metals & Mining (0.0%):
11,422	Cliffs Natural Resources, Inc., Series A, 5.30%(a)	50,828

Pharmaceuticals (0.3%):
1,366	Actavis plc, Series A(a)	1,424,164

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A(a)	906,509

Total Convertible Preferred Stocks (Cost $4,104,556)		3,990,077

Private Placements (0.3%):
Communications Equipment (0.3%):
2,451,000	AliphCom, Inc.(a)(b)	2,451,000

Total Private Placements (Cost $2,451,000)		2,451,000

Right (0.0%):
Real Estate Management & Development (0.0%):
16,002	Deutsche Annington Immobilien SE*(a)	24,450

Total Right (Cost $—)		24,450

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (1.9%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(a)(d)	$1,102,486

Biotechnology (0.3%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	274,342
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20(a)	278,688
290,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	1,495,312

		2,048,342

Diversified Telecommunication Services (0.0%):
100,000	Telecom Italia SpA, Series TIT, 6.13%, 11/15/16+(a)(d)	162,134

Energy Equipment & Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(a)(d)(e)	265,729

Food & Staples Retailing (0.1%):
600,000	Olam International, Ltd., 6.00%, 10/15/16(a)(d)	614,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(f)	20,000

Health Care Providers & Services (0.0%):
72,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)	93,915

Internet Software & Services (0.0%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)	409,306
375,000	Twitter, Inc., 1.00%, 9/15/21^(a)(d)	328,359

		737,665

Oil, Gas & Consumable Fuels (0.3%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	653,979
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24^(a)	806,169
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	904,281

		2,364,429

Pharmaceuticals (0.2%):
333,000	Mylan, Inc., 3.75%, 9/15/15(a)	1,692,263

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 0 @ 100+(a)(d)	556,303
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+(a)	1,121,351
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(d)	386,094
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(d)	193,047
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	476,289

		2,733,084

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment (0.0%):
$246,000	Intel Corp., 3.25%, 8/1/39(a)	$374,228

Software (0.1%):
346,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	514,243

Technology Hardware, Storage & Peripherals (0.1%):
401,000	SanDisk Corp., 1.50%, 8/15/17(a)	518,544
401,000	SanDisk Corp., 0.50%, 10/15/20^(a)	388,719

		907,263

Wireless Telecommunication Services (0.3%):
500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(d)	810,667
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(d)	404,219
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	1,091,016

		2,305,902

Total Convertible Bonds (Cost $14,769,654)		15,935,933

Floating Rate Loans (1.4%):
Biotechnology (0.2%):
1,281,782	Grifols Worldwide Operations USA, 3.18%, 3/3/21(a)(e)	1,280,321

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.33%, 12/10/18(a)(e)	338,505
122,640	Autobahn Tank & Rast Holding GmbH, 3.52%, 12/10/19(a)(e)	136,160

		474,665

Energy Equipment & Services (0.2%):
373,948	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(a)(e)	304,143
442,236	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(a)(e)	375,348
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	309,726
1,293,150	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	973,911

		1,963,128

Financial Services (0.1%):
665,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/16(a)(e)	664,169
605,000	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(a)(e)	606,137

		1,270,306

Hotels, Restaurants & Leisure (0.2%):
1,659,434	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	1,659,700

Independent Power and Renewable Electricity Producers (0.1%):
605,000	Calpine Corp., 0.00%, 6/15/22(a)(e)	599,101

Investment Services (0.1%):
1,048,000	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(e)	1,168,209

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media (0.2%):
$292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(a)(c)(e)	$292,000
389,246	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	385,770
716,265	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	709,868

		1,387,638

Metals-Processing & Fabrication (0.0%):
350,000	Novelis, Inc., 0.00%, 6/15/22(a)(e)	348,086

Oil, Gas & Consumable Fuels (0.1%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(a)(c)(e)	91,118
744,179	Sheridan Production Partners, 4.25%, 12/2/20(a)(c)(e)	654,877
38,726	Sheridan Production Partners, 4.25%, 12/2/20(a)(c)(e)	34,079

		780,074

Pharmaceuticals (0.0%):
188,199	Mallinckrodt International Finance SA, 3.25%, 2/24/21(a)(e)	187,205

Trading Companies & Distributors (0.1%):
585,000	Univar USA, Inc., 0.00%, 6/30/22(a)(e)	584,087

Total Floating Rate Loans (Cost $12,372,764)		11,702,520

Corporate Bonds (3.1%):
Air Freight & Logistics (0.1%):
1,216,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(d)	1,190,192

Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19^(a)	633,124

Banks (0.5%):
307,000	Bank of America Corp., 1.35%, 3/22/18, MTN(a)(e)	309,794
385,000	Bank of America Corp., 2.60%, 1/15/19(a)	389,193
1,165,000	Citigroup, Inc., 1.80%, 2/5/18(a)	1,162,192
410,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	408,879
323,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	345,736
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(a)(e)	1,570,479
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 5/1/23 @ 100, Perpetual Bond^(a)(e)	740,345

		4,926,618

Capital Markets (0.5%):
773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	768,986
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	411,793
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	424,660
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100(a)(e)	664,383

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(a)(e)	$685,270
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	407,815
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	315,296
489,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(e)	485,333

		4,163,536

Communications Equipment (0.2%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	121,022
1,350,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	1,340,850

		1,461,872

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	575,398
431,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	427,768
430,000	American Express Co., Series C, 4.90%, 12/29/49, Callable 3/15/20 @ 100(a)(e)	416,584
292,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	294,222

		1,713,972

Diversified Consumer Services (0.0%):
255,000	Hyundai Capital America, 2.00%, 3/19/18(a)(d)	255,091

Diversified Financial Services (0.4%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	559,829
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(e)	293,530
799,000	Citigroup, Inc., Series O, 5.87%, 12/29/49, Callable 3/27/20 @ 100^(a)(e)	800,757
307,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	350,071
600,000	General Electric Capital Corp., Series B, 6.25%, 12/29/49, Callable 12/15/22 @ 100(a)(e)	656,250
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	494,500

		3,154,937

Energy Equipment & Services (0.1%):
562,000	Pemex Project FDG Master TR, 5.75%, 3/1/18(a)	611,360

Health Care Equipment & Supplies (0.1%):
870,000	Medtronic, Inc., 3.15%, 3/15/22(a)(d)	873,898

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 8/10/15 @ 103.69(a)	134,615

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	237,650

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	$212,750

		450,400

Metals & Mining (0.0%):
100,000	Glencore Funding LLC, 2.13%, 4/16/18(a)(d)	99,248

Oil, Gas & Consumable Fuels (0.1%):
399,000	Chesapeake Energy Corp., 3.53%, 4/15/19, Callable 8/10/15 @ 101(a)(e)	365,085
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100(a)	269,071

		634,156

Pharmaceuticals (0.3%):
834,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	825,444
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(d)	502,715
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	359,179
513,000	Mylan, Inc., 2.55%, 3/28/19(a)	508,539

		2,195,877

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19^(a)	165,778

Technology Hardware, Storage & Peripherals (0.0%):
263,000	Xerox Corp., 6.35%, 5/15/18^(a)	293,099

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	364,571

Transportation Infrastructure (0.1%):
567,978	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	568,375

Wireless Telecommunication Services (0.3%):
1,070,000	AT&T, Inc., 2.38%, 11/27/18(a)	1,079,366
1,620,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	1,564,213

		2,643,579

Total Corporate Bonds (Cost $26,576,132)		26,534,298

Foreign Bonds (8.8%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(e)	1,659,799

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(d)	301,722

Sovereign Bonds (8.6%):
6,080,000	Brazil Nota do Tesouro Nacional, Series NTNF, 3.43%, 1/1/17+(a)(g)(h)	1,858,520
6,593,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.93%, 1/1/21+(a)(g)(h)	1,908,129
1,005,000	Buoni del Tesoro Poliennali, 2.50%, 12/1/24+(a)	1,142,436

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$5,219,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	$5,407,805
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,307,705
3,688,000	Government of Poland, 5.75%, 10/25/21+(a)	1,137,487
24,694,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+(a)	1,836,322
2,862,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+(a)	214,792
160,000,000	Japan Treasury Discount Bill, Series 505, 0.00%, 7/10/15+(a)(g)	1,307,485
160,000,000	Japan Treasury Discount Bill, Series 524, 0.00%, 7/13/15+(a)(g)	1,307,507
200,000,000	Japan Treasury Discount Bill, Series 529, 0.00%, 8/3/15+(a)(g)	1,634,383
200,000,000	Japan Treasury Discount Bill, Series 511, 0.00%, 8/10/15+(a)(g)	1,634,383
300,000,000	Japan Treasury Discount Bill, Series 535, 0.00%, 8/31/15+(a)(g)	2,451,574
290,000,000	Japan Treasury Discount Bill, Series 523, 0.00%, 10/13/15+(a)(g)	2,369,857
240,000,000	Japan Treasury Discount Bill, Series 531, 0.00%, 11/10/15+(a)	1,961,265
310,000,000	Japan Treasury Discount Bill, Series 537, 0.00%, 12/10/15+(a)(g)	2,533,308
40,096,700	Mexican Bonos Desarr, 8.00%, 12/7/23+(a)(e)(i)	2,883,199
96,881,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(e)(i)	7,893,779
327,876,600	Mexican Cetes, Series BI, 0.00%, 7/9/15+(a)(i)	2,085,114
279,878,000	Mexican Cetes, Series BI, 0.00%, 7/23/15+(a)(i)	1,777,554
318,460,000	Mexican Cetes, Series B, 0.00%, 8/6/15+(a)(i)	2,020,164
280,025,800	Mexican Cetes, Series BI, 0.00%, 8/20/15+(a)(i)	1,774,038
119,620,300	Mexican Cetes, Series BI, 0.00%, 9/3/15+(a)(i)	756,761
319,970,500	Mexican Cetes, Series BI, 0.00%, 9/17/15+(a)(i)	2,022,253
324,651,200	Mexican Cetes, Series BI, 0.00%, 10/1/15+(a)(i)	2,049,377
242,289,600	Mexican Cetes, Series BI, 0.00%, 10/15/15+(a)(i)	1,527,507
162,147,200	Mexican Cetes, Series BI, 0.00%, 10/29/15+(a)(i)	1,020,539
353,690,400	Mexican Cetes, Series BI, 0.00%, 11/12/15+(a)(i)	2,224,069
81,068,000	Mexican Cetes, Series BI, 0.00%, 11/26/15+(a)(i)	508,893

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$8,026,000	Nota do Tesouro Nacional, Series NTNF, 1.53%, 1/1/25+(a)(g)(h)	$2,234,611
7,478,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,233,212
6,241,633	United Kingdom Treasury, 2.25%, 9/7/23+(a)(d)	10,035,013

		73,059,041

Total Foreign Bonds (Cost $79,587,440)		75,020,562

Yankee Dollars (3.6%):
Banks (1.3%):
450,000	Banco Santander Chile SA, 2.15%, 6/7/18(a)(d)(e)	456,750
1,222,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,236,267
2,490,000	Credit Suisse AG, Series 0004, 7.88%, 1/15/16(a)(d)	2,476,578
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	260,304
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	806,622
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100(a)(e)	1,278,188
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(a)(e)	320,734
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18(a)	228,146
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	1,095,706
835,000	Itau Unibanco Holding SA, 2.85%, 5/26/18(a)(d)	828,320
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	202,114
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	249,967
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100^(a)(d)(e)	458,053
321,000	State Bank of India, 3.62%, 4/17/19(a)(d)	327,999
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	465,006
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	365,971

		11,056,725

Capital Markets (0.1%):
475,000	Deutsche Bank AG, 1.88%, 2/13/18(a)	473,547

Diversified Financial Services (0.0%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	418,221
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25^(a)(d)	305,880

		724,101

Diversified Telecommunication Services (0.1%):
529,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75(a)	523,049

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities (0.0%):
$85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(a)(d)	$71,698

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(a)(d)	178,890

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(d)	412,240

Internet & Catalog Retail (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)(d)	661,734
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100(a)(d)	301,803

		963,537

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(d)	203,875

Oil, Gas & Consumable Fuels (0.6%):
1,102,000	Petrobras Global Finance BV, 2.42%, 1/15/19(a)(e)	1,018,799
140,000	Petrobras Global Finance BV, 6.25%, 3/17/24(a)	135,166
229,000	Petrobras International Finance Co., 5.38%, 1/27/21(a)	220,252
750,000	Petroleos Mexicanos, 3.50%, 7/23/20^(a)(d)	758,235
802,000	Petronas Capital, Ltd., 3.50%, 3/18/25(a)(d)	793,415
469,000	YPF SA, 8.88%, 12/19/18(a)(d)	498,313
1,615,000	YPF Sociedad Anonima, 8.50%, 7/28/25(a)(d)	1,598,849

		5,023,029

Paper & Forest Products (0.1%):
989,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(a)(d)	1,013,725

Pharmaceuticals (0.0%):
675,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100(a)	676,531

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24^(a)(d)	328,640

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(d)	212,426

Road & Rail (0.1%):
495,000	Inversiones Alsacia SA, 0.00%, 8/18/18(a)(b)(j)	—
530,056	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/27/15 @ 100(a)(d)	312,733
435,000	Viterra, Inc., 5.95%, 8/1/20(a)(d)	478,235

		790,968

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds (0.9%):
$388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21(a)(d)	$395,760
516,000	Federal Republic of Brazil, 6.00%, 1/17/17(a)	550,830
243,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	253,935
347,947	Republic of Argentina, Series X, 1.36%, 4/17/17(a)(g)	339,596
1,437,451	Republic of Argentina, 0.39%, 5/7/24(a)(g)	1,388,577
781,000	Republic of Colombia, 7.38%, 1/27/17(a)	849,728
860,000	Republic of Hungary, 4.13%, 2/19/18(a)	895,045
480,000	Republic of Indonesia, 6.88%, 1/17/18(a)(d)	537,230
1,542,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,700,416

		6,911,117

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA ESP, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(a)(d)	198,250
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	569,855

		768,105

Total Yankee Dollars (Cost $30,564,161)		30,332,203

U.S. Government Agency Mortgage (0.3%):
2,837,000	Federal National Mortgage Association, 3.00%, 7/25/43(a)	2,826,417

Total U.S. Government Agency Mortgage (Cost $2,860,051)		2,826,417

U.S. Treasury Obligations (20.1%):
U.S. Treasury Bills (16.7%)
20,000,000	0.03%, 7/9/15(a)(g)	20,000,060
2,500,000	0.04%, 7/16/15(a)(g)	2,499,980
5,000,000	0.06%, 7/23/15(a)(g)	4,999,985
9,000,000	0.03%, 7/30/15(a)(g)	8,999,856
8,000,000	0.02%, 8/13/15(a)(g)	8,000,000
30,500,000	0.02%, 8/20/15(a)(g)	30,499,787
11,500,000	0.03%, 8/27/15(a)(g)	11,500,092
21,500,000	0.03%, 9/3/15(a)(g)	21,500,000
6,000,000	0.03%, 9/10/15(a)(g)	6,000,180
2,000,000	0.01%, 9/17/15(a)(g)	2,000,000
1,000,000	0.02%, 10/8/15(a)(g)	999,966
3,000,000	0.02%, 10/15/15(a)(g)	2,999,823
1,000,000	0.02%, 10/22/15(a)(g)	999,945
1,000,000	0.03%, 10/29/15(a)(g)	999,958

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
12,025,000	0.05%, 11/5/15(a)(g)	$12,024,146
5,000,000	0.04%, 11/12/15(a)(g)	4,999,395
3,500,000	0.06%, 11/19/15(a)(g)	3,499,622

		142,522,795

U.S. Treasury Notes (3.4%)
1,940,000	0.25%, 7/31/15(a)(k)	1,940,151
510,000	0.25%, 10/31/15	510,425
8,927,900	1.38%, 3/31/20(a)	8,840,014
3,230,500	1.75%, 3/31/22(a)	3,171,947
9,314,500	2.25%, 11/15/24(a)	9,257,737
2,424,200	2.00%, 2/15/25(a)	2,355,261
2,436,000	2.13%, 5/15/25(a)	2,391,846

		28,467,381

U.S. Treasury Inflation Index Notes (0.0%)
319,600	0.25%, 1/15/25(a)	313,144

Total U.S. Treasury Obligations (Cost $171,627,097)		171,303,320

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $1,086,805)		419,908

Purchased Options (0.7%):
Total Purchased Options (Cost $8,172,956)		8,558,049

Exchange Traded Funds (0.7%):
4,667	ETFS Platinum Trust(k)	486,301
5,528	ETFS Physical Palladium Shares(k)	360,149
112,395	iShares Gold Trust(k)	1,274,559
35,751	SPDR Gold Trust(k)	4,017,341

Total Exchange Traded Fund (Cost $7,389,836)		6,138,350

Securities Held as Collateral for Securities on Loan (5.2%):
$44,463,097	Allianz Variable Insurance Products Securities Lending Collateral Trust(l)	44,463,097

Total Securities Held as Collateral for Securities on Loan (Cost $44,463,097)		44,463,097

Unaffiliated Investment Companies (3.4%):
1,666,450	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(g)(m)	1,666,450
27,001,528	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01%(g)	27,001,528

Total Unaffiliated Investment Company (Cost $28,667,978)		28,667,978

Total Investment Securities (Cost $863,040,931)(n) — 104.2%		888,684,419
Net other assets (liabilities) — (4.2)%		(38,447,498)

Net Assets — 100.0%		$850,236,921

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2015.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JPY—Notional amount stated is in Japanese Yen.

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2015. The total value of securities on loan as of June 30, 2015, was $39,189,464.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 1.40% of the net assets of the fund.

(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represent 0.00% of the net assets of the Fund.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2015. The date presented represents the final maturity date.

(f)	Defaulted bond.

(g)	The rate represents the effective yield at June 30, 2015.

(h)	Principal amount is stated in 1,000 Brazilian Real Units.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	Escrow security due to bankruptcy.

(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2015.

(m)	All or a portion of these securities are held by the VIP Subsidiary.

(n)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2015:

Country	Percentage
Argentina	0.6%
Australia	0.2%
Belgium	—	%NM
Bermuda	0.1%
Brazil	1.2%
Canada	1.4%
Cayman Islands	0.3%
Chile	0.1%
China	0.3%
Colombia	0.1%
Cyprus	—	%NM
Denmark	0.1%
European Community	0.2%
France	2.0%
Germany	1.1%
Guernsey	—	%NM
Hong Kong	0.9%
Hungary	0.1%
India	0.3%
Indonesia	0.3%
Ireland (Republic of)	0.7%
Israel	0.8%
Italy	1.4%
Japan	10.7%

Country	Percentage
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.7%
Netherlands	1.4%
Norway	0.3%
Poland	0.4%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.9%
South Africa	—	%NM
Spain	0.4%
Sweden	0.2%
Switzerland	1.4%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.1%
United Kingdom	4.9%
United States	61.6%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Securities Sold Short (-0.0%):(a)

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Brookdale Senior Living, Inc.	2.75%	6/15/18	$(72,000)	$(97,888)	$(93,915)	$3,973

				$(97,888)	$(93,915)	$3,973

Securities Sold Short (-0.0%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Gentex Corp.	$(281,546)	$(255,840)	$25,706
Mead Johnson Nutrition Co.	(68,430)	(62,071)	6,359

	$(349,976)	$(317,911)	$32,065

Futures Contracts

Cash of $15,703,633 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures (U.S. Dollar)(a)	Short	9/18/15	(27)	$(3,376,080)	$19,016
E-Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)(a)	Short	9/18/15	(42)	(2,014,740)	20,432
CAC40 10 Euro July Futures (Euro)(a)	Short	7/17/15	(3)	(160,066)	(463)
S&P 500 Index E-Mini September Futures (U.S. Dollar)(a)	Short	9/18/15	(426)	(43,758,720)	751,877
Tokyo Price Index September Futures (Japanese Yen)(a)	Long	9/10/15	10	1,332,434	(21,023)
ASX SPI 200 Index September Futures (Australian Dollar)(a)	Long	9/17/15	1	104,081	(2,455)
FTSE 100 Index September Futures (British Pounds)(a)	Long	9/18/15	1	102,020	(2,095)
DJ EURO STOXX 50 September Futures (Euro)(a)	Long	9/18/15	206	7,890,046	(327,065)
German Stock Index September Futures ( Euro)(a)	Long	9/18/15	18	5,518,532	(68,108)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	Long	9/21/15	135	17,033,203	(158,806)
NIKKEI 225 Index September Futures (Japanese Yen)(a)	Long	9/10/15	9	743,197	(13,773)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Long	9/18/15	247	25,371,840	(546,617)
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)(a)	Long	9/17/15	1	135,154	(1,477)
NASDAQ 100 E-Mini September Futures (U.S. Dollar)(a)	Long	9/18/15	4	351,220	(4,937)

Total					$(355,494)

Option Contracts(a)

Over-the-counter options purchased as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citibank	Call	USD	49.00	01/15/16	39,100	$108,591
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	19.00	01/15/16	40,927	233,712
Bank of America Corp.	Goldman Sachs	Call	USD	16.50	01/15/16	109,500	162,901
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	92,001
Baxter International, Inc.	Goldman Sachs	Call	USD	72.75	03/18/16	15,855	36,801
Citigroup, Inc.	Goldman Sachs	Call	USD	50.50	01/15/16	50,800	345,309
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	43.00	09/18/15	3,671	6,717
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	153,823
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	161,767
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	65,344
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	135,905
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	132,301

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	$92,781
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	166,899
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	452,202
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3675.00	12/18/15	1,214	135,328
Euro Stoxx 600 Index	Bank of America	Call	EUR	404.13	09/18/15	5,410	44,245
General Electric Co.	Deutsche Bank	Call	USD	28.50	01/15/16	79,276	37,818
Gilead Sciences, Inc.	Citigroup Global Markets	Call	USD	95.00	01/15/16	7,700	184,790
GLDR Gold Shares(b)	JPMorgan Chase	Call	USD	120.00	09/18/15	16,400	12,006
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	44,051
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	05/20/16	14,300	172,480
International Business Machines Corp.	Deutsche Bank	Call	USD	182.00	01/15/16	7,500	17,261
International Business Machines Corp.	Barclays Bank	Call	USD	182.00	01/15/16	7,500	17,261
Johnson & Johnson	Goldman Sachs	Call	USD	103.00	04/15/16	79,556	229,062
Johnson & Johnson	Deutsche Bank	Call	USD	110.00	07/17/15	76,700	302
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	59.00	01/15/16	39,100	376,881
KeyCorp	Deutsche Bank	Call	USD	15.75	05/20/16	79,719	79,087
Merck & Co., Inc.	Goldman Sachs	Call	USD	59.00	01/15/16	78,450	159,532
MetLife, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	60,533	161,226
Morgan Stanley	Deutsche Bank	Call	USD	40.75	05/20/16	59,789	154,689
MS Japan Custom Index	Morgan Stanley	Call	JPY	131.28	12/11/15	1,352,770	272,469
MS Japan Custom Index	Morgan Stanley	Call	JPY	139.99	12/11/15	349,532	51,325
Nikkei 225	Goldman Sachs	Call	JPY	21968.28	03/09/18	16,713	215,590
Pfizer, Inc.	Citigroup Global Markets	Call	USD	33.00	01/15/16	151,300	265,752
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	90.00	01/15/16	46,970	226,730
S&P 500 Index	Credit Suisse First Boston	Call	USD	2350.00	08/21/15	8,427	1,199
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	209,885
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	124,920
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	226,018
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	400.00	12/16/16	8,646	204,415
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	45.50	05/20/16	59,800	129,501
Taiwan Stock Exchange	Citibank	Call	TWD	9000.77	09/21/16	6,700	117,122
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	TWD	9483.14	09/21/16	6,239	73,121
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Call	TWD	9677.00	12/21/16	6,300	74,952
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	63.50	05/20/16	15,900	51,423
Tokyo Stock Exchange Index	Citigroup Global Markets	Call	JPY	1675.00	06/10/16	254,440	172,184
Tokyo Stock Exchange Price Index	Citibank	Call	JPY	1585.00	03/11/16	393,100	369,953
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	JPY	1675.00	06/10/16	135,033	91,379
Tokyo Stock Exchange Price Index	Bank of America	Call	JPY	1525.00	12/11/15	263,891	298,063
Tokyo Stock Exchange Tokyo Price	BNP Paribas	Call	JPY	1600.00	09/11/15	126,888	73,318
Tokyo Stock Exchange Tokyo Price	Bank of America	Call	JPY	1615.00	09/11/15	196,900	99,274
Tokyo Stock Exchange Tokyo Price	UBS Warburg	Call	JPY	1675.00	09/11/15	138,500	37,073
Tokyo Stock Exchange Tokyo Price	Citibank	Call	JPY	1585.00	12/11/15	278,384	224,904
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	23,297
Wells Fargo & Co.	Deutsche Bank	Call	USD	59.00	05/20/16	59,789	144,486
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	BRL	47604.37	08/12/15	132	8,644
Russell 2000 Index	Bank of America	Put	USD	1215.00	08/21/15	3,301	73,366
Russell 2000 Index	UBS Warburg	Put	USD	1250.00	08/21/15	3,538	119,931
Russell 2000 Index	Morgan Stanley	Put	USD	1270.00	09/18/15	1,757	92,204
S&P 500 Index	Credit Suisse First Boston	Put	USD	2100.00	08/31/15	1,060	75,478
S&P 500 Index	Credit Suisse First Boston	Put	USD	2050.00	09/18/15	1,988	114,651
SPX Put Option	Morgan Stanley	Put	USD	2065.00	07/17/15	3,987	118,276

Total							$8,553,976

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Over-the-counter options written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbott Laboratories	Citigroup Global Markets	Call	USD	55.00	01/15/16	39,100	$(33,677)
Activision Blizzard, Inc.	Deutsche Bank	Call	USD	24.00	01/15/16	40,927	(85,505)
Bank of America Corp.	Goldman Sachs	Call	USD	19.00	01/15/16	109,500	(49,686)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	USD	51.25	05/20/16	59,789	(35,465)
Baxter International, Inc.	Goldman Sachs	Call	USD	82.00	03/18/16	15,855	(6,231)
Citigroup, Inc.	Goldman Sachs	Call	USD	57.50	01/15/16	50,800	(135,965)
Delta Air Lines, Inc.	Morgan Stanley	Call	USD	50.00	09/18/15	3,671	(1,336)
eBay, Inc.	Citigroup Global Markets	Call	USD	60.00	08/21/15	13,400	(32,191)
General Electric Co.	Deutsche Bank	Call	USD	32.00	01/15/16	79,276	(6,597)
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	245.00	05/20/16	14,300	(68,724)
Ibovespa Brasil Sao Paulo Index	Bank of America	Call	BRL	55416.37	08/12/15	132	(40,212)
Johnson & Johnson	Goldman Sachs	Call	USD	113.00	04/15/16	79,556	(73,704)
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	66.00	01/15/16	39,100	(178,668)
KeyCorp	Deutsche Bank	Call	USD	17.90	05/20/16	79,719	(32,711)
Merck & Co., Inc.	Goldman Sachs	Call	USD	65.00	01/15/16	78,450	(47,936)
MetLife, Inc.	Goldman Sachs	Call	USD	67.50	01/15/16	60,533	(28,164)
Mobileye NV	Citigroup Global Markets	Call	USD	55.00	08/21/15	7,983	(18,812)
Mobileye NV	Citigroup Global Markets	Call	USD	60.00	08/21/15	3,192	(3,261)
Morgan Stanley	Deutsche Bank	Call	USD	46.00	05/20/16	59,789	(62,924)
Pfizer, Inc.	Citigroup Global Markets	Call	USD	37.50	01/15/16	151,300	(51,189)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	105.00	01/15/16	46,970	(43,037)
Russell 2000 Index	Bank of America	Call	USD	1315.00	08/21/15	3,301	(22,247)
Russell 2000 Index	UBS Warburg	Call	USD	1350.00	08/21/15	3,538	(6,640)
Russell 2000 Index	Morgan Stanley	Call	USD	1360.00	09/18/15	1,757	(6,372)
S&P 500 Index	Credit Suisse First Boston	Call	USD	2185.00	09/18/15	1,988	(14,128)
SunTrust Banks, Inc.	Deutsche Bank	Call	USD	51.75	05/20/16	59,800	(46,915)
Tenet Healthcare Corp.	Goldman Sachs	Call	USD	49.00	08/21/15	9,341	(79,916)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	USD	73.00	05/20/16	15,900	(16,198)
Tiffany & Co.	Goldman Sachs	Call	USD	97.50	08/21/15	4,501	(4,406)
Tokyo Stock Exchange Tokyo Price	UBS Warburg	Call	JPY	1825.00	09/11/15	138,500	(4,229)
Tokyo Stock Exchange Tokyo Price	Citibank	Call	JPY	1800.00	12/11/15	278,384	(43,931)
United Continental Holdings, Inc.	Citigroup Global Markets	Call	USD	60.00	01/15/16	7,117	(23,442)
Valeant Pharmaceuticals International, Inc.	Barclays Bank	Call	USD	240.00	01/15/16	1,200	(20,839)
Wells Fargo & Co.	Deutsche Bank	Call	USD	66.00	05/20/16	59,789	(48,035)
Delta Air Lines, Inc.	Morgan Stanley	Put	USD	39.00	09/18/15	3,671	(6,449)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(57,721)
Euro Stoxx 600 Index	Bank of America	Put	EUR	368.48	09/18/15	5,410	(69,386)
Goodyear Tire & Rubber Co.	Morgan Stanley	Put	USD	28.00	10/16/15	19	(1,914)
MS Japan Custom Index	Morgan Stanley	Put	JPY	128.68	12/11/15	1,352,770	(33,209)
MS Japan Custom Index	Morgan Stanley	Put	JPY	137.22	12/11/15	349,532	(13,587)
Nikkei 225	Goldman Sachs	Put	JPY	17974.04	03/09/18	16,713	(228,113)
Russell 2000 Index	Bank of America	Put	USD	1115.00	08/21/15	3,301	(21,375)
Russell 2000 Index	UBS Warburg	Put	USD	1200.00	08/21/15	3,538	(61,737)
Russell 2000 Index	Morgan Stanley	Put	USD	1170.00	09/18/15	1,757	(35,478)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1900.00	08/31/15	1,060	(19,070)
S&P 500 Index	Credit Suisse First Boston	Put	USD	1900.00	09/18/15	1,988	(46,188)
Taiwan Stock Exchange	Citigroup Global Markets	Put	TWD	8100.70	09/21/16	6,700	(69,756)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	TWD	8691.29	09/21/16	6,239	(111,782)
Taiwan Stock Exchange Weighted Index	Goldman Sachs	Put	TWD	8868.97	12/21/16	6,300	(146,522)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	USD	55.00	05/20/16	15,900	(55,262)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1435.00	03/11/16	393,100	(111,341)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	JPY	1450.00	06/10/16	135,033	(56,500)
Tokyo Stock Exchange Price Index	Citigroup Global Markets	Put	JPY	1475.00	06/10/16	127,220	(60,441)
Tokyo Stock Exchange Price Index	Bank of America	Put	JPY	1425.00	12/11/15	263,891	(45,013)
Tokyo Stock Exchange Tokyo Price	Bank of America	Put	JPY	1435.00	09/11/15	196,900	(12,576)
Tokyo Stock Exchange Tokyo Price	Citibank	Put	JPY	1400.00	12/11/15	278,384	(39,680)
Tokyo Stock Price Index	Citigroup Global Markets	Put	JPY	1500.00	06/10/16	127,220	(68,523)

Total							$(2,744,916)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Exchange-traded options purchased as of June 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Apple, Inc.	Call	USD	135.00	08/21/15	12	$1,554
Goodyear Tire & Rubber Co.	Call	USD	31.00	10/16/15	19	2,519

Total						$4,073

Exchange-traded options written as of June 30, 2015 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Aetna, Inc.	Call	USD	130.00	10/16/15	8	$(5,860)
Apple, Inc.	Call	USD	150.00	08/21/15	12	(156)
Diageo plc	Call	USD	125.00	10/16/15	14	(2,485)
Diageo plc	Call	USD	125.00	10/16/15	23	(4,083)
DISH Network Corp.	Call	USD	80.00	09/18/15	16	(960)
Philip Morris International, Inc.	Call	USD	85.00	12/18/15	49	(7,497)
Apple, Inc.	Put	USD	120.00	08/21/15	12	(3,084)
Molson Coors Brewing Co.	Put	USD	65.00	01/15/16	24	(8,400)

Total						$(32,525)

Over-the-counter interest rate swaptions purchased as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	06/30/15	4,001	$—
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.53	08/12/15	6,427	67,498
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.90	09/18/15	4,051	322,115
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	9,205
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	4,260
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,701	11,012
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	5,818

Total							$419,908

Over-the-counter interest rate swaptions written as of June 30, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.65	09/14/15	4,051	$(120,734)

Total							$(120,734)

Forward Currency Contracts(a)

At June 30, 2015, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	7/31/15	651,000	$498,373	$501,244	$(2,871)
Australian Dollar	Credit Suisse First Boston	8/14/15	531,960	409,077	409,287	(210)
Brazilian Real	BNP Paribas	7/13/15	5,170,687	1,678,903	1,655,581	23,322
Brazilian Real	Deutsche Bank	7/13/15	3,946,520	1,280,267	1,263,620	16,647
Brazilian Real	Morgan Stanley	7/13/15	4,683,262	1,524,450	1,499,515	24,935
British Pound	Deutsche Bank	7/16/15	551,000	844,683	865,516	(20,833)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound	BNP Paribas	7/30/15	1,306,000	$2,039,090	$2,051,266	$(12,176)
Canadian Dollar	BNP Paribas	7/10/15	986,654	805,409	789,974	15,435
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	763,000	714,070	48,930
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	717,049	48,951
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	727,112	42,888
Chinese Renminbi	Morgan Stanley	8/7/15	5,027,277	787,000	808,550	(21,550)
Chinese Renminbi	JPMorgan Chase	8/28/15	7,413,000	1,189,563	1,190,770	(1,207)
European Euro	Deutsche Bank	7/9/15	718,000	814,348	800,453	13,895
Indonesian Rupiah	Credit Suisse First Boston	7/31/15	10,524,385,000	787,871	784,530	3,341
Japanese Yen	Deutsche Bank	7/2/15	475,268,000	3,969,100	3,883,860	85,240
Japanese Yen	JPMorgan Chase	7/2/15	475,699,641	3,972,025	3,887,389	84,636
Japanese Yen	BNP Paribas	7/9/15	480,324,000	4,037,643	3,925,641	112,002
Japanese Yen	UBS Warburg	7/9/15	97,884,000	822,409	799,996	22,413
Japanese Yen	Credit Suisse First Boston	7/10/15	174,640,128	1,448,995	1,427,335	21,660
Japanese Yen	Credit Suisse First Boston	7/10/15	160,000,000	1,347,936	1,307,681	40,255
Japanese Yen	Deutsche Bank	7/10/15	174,802,944	1,450,936	1,428,666	22,270
Japanese Yen	Deutsche Bank	7/13/15	160,000,000	1,331,901	1,307,732	24,169
Japanese Yen	BNP Paribas	7/31/15	177,308,000	1,427,566	1,449,534	(21,968)
Japanese Yen	JPMorgan Chase	8/3/15	200,000,000	1,684,636	1,635,101	49,535
Japanese Yen	Credit Suisse First Boston	8/6/15	50,265,000	406,093	410,955	(4,862)
Japanese Yen	Morgan Stanley	8/6/15	294,654,000	2,377,555	2,409,024	(31,469)
Japanese Yen	BNP Paribas	8/7/15	208,543,000	1,677,503	1,705,019	(27,516)
Japanese Yen	HSBC Bank	8/7/15	164,623,000	1,329,370	1,345,935	(16,565)
Japanese Yen	JPMorgan Chase	8/7/15	321,676,000	2,599,465	2,629,979	(30,514)
Japanese Yen	Deutsche Bank	8/10/15	200,000,000	1,687,763	1,635,226	52,537
Japanese Yen	Credit Suisse First Boston	8/13/15	160,393,000	1,293,492	1,311,438	(17,946)
Japanese Yen	JPMorgan Chase	8/13/15	384,964,000	3,103,935	3,147,620	(43,685)
Japanese Yen	Morgan Stanley	8/14/15	417,714,000	3,367,833	3,415,435	(47,602)
Japanese Yen	Morgan Stanley	8/31/15	300,000,000	2,416,471	2,453,449	(36,978)
Japanese Yen	JPMorgan Chase	10/13/15	290,000,000	2,416,908	2,373,783	43,125
Japanese Yen	BNP Paribas	11/10/15	240,000,000	2,004,611	1,965,749	38,862
Japanese Yen	Credit Suisse First Boston	12/10/15	310,000,000	2,530,530	2,540,808	(10,278)
Korean Won	Morgan Stanley	9/11/15	2,204,875,000	1,963,904	1,976,278	(12,374)
Korean Won	Credit Suisse First Boston	10/27/15	1,746,403,000	1,626,074	1,565,308	60,766
Korean Won	Deutsche Bank	10/27/15	2,122,389,000	1,971,564	1,902,306	69,258
Mexican Peso	UBS Warburg	7/9/15	32,787,660	2,232,914	2,084,995	147,919
Mexican Peso	Credit Suisse First Boston	7/23/15	15,844,030	1,070,275	1,006,505	63,770
Mexican Peso	Deutsche Bank	7/23/15	12,143,770	803,399	771,443	31,956
Mexican Peso	Credit Suisse First Boston	8/6/15	31,846,000	2,134,093	2,021,011	113,082
Mexican Peso	Credit Suisse First Boston	8/7/15	23,182,000	1,488,096	1,471,073	17,023
Mexican Peso	BNP Paribas	8/13/15	11,672,000	751,795	740,364	11,431
Mexican Peso	Deutsche Bank	8/13/15	11,672,000	751,795	740,364	11,431
Mexican Peso	BNP Paribas	8/20/15	12,141,100	802,097	769,740	32,357
Mexican Peso	Deutsche Bank	8/20/15	15,861,480	1,038,497	1,005,610	32,887
Mexican Peso	BNP Paribas	9/3/15	11,962,030	755,465	757,650	(2,185)
Mexican Peso	Morgan Stanley	9/17/15	31,997,050	2,078,829	2,024,713	54,116
Mexican Peso	Deutsche Bank	10/1/15	16,400,000	1,063,844	1,036,760	27,084
Mexican Peso	JPMorgan Chase	10/1/15	16,065,120	1,052,933	1,015,590	37,343
Mexican Peso	Deutsche Bank	10/15/15	24,228,960	1,555,382	1,530,101	25,281
Mexican Peso	Credit Suisse First Boston	10/29/15	16,214,820	1,022,501	1,022,934	(433)
Mexican Peso	Deutsche Bank	11/12/15	35,369,040	2,293,563	2,228,993	64,570
Mexican Peso	Credit Suisse First Boston	11/27/15	8,106,800	510,093	510,331	(238)
Singapore Dollar	Morgan Stanley	8/6/15	1,108,000	825,904	822,491	3,413
Swiss Franc	BNP Paribas	7/31/15	1,981,000	2,139,632	2,122,114	17,518

				$93,595,359	$92,302,566	$1,292,793

Long Contracts:
Brazilian Real	Deutsche Bank	7/13/15	2,518,000	$805,167	$806,228	$1,061
Canadian Dollar	BNP Paribas	7/10/15	986,654	800,543	789,974	(10,569)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	759,525	714,070	(45,455)
Chilean Peso	UBS Warburg	8/26/15	460,660,910	737,779	717,049	(20,730)
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	749,197	727,112	(22,085)
European Euro	Deutsche Bank	7/9/15	718,000	797,834	800,453	2,619

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Credit Suisse First Boston	7/17/15	1,846,000	$2,059,822	$2,058,210	$(1,612)
European Euro	Deutsche Bank	8/20/15	1,834,000	2,054,465	2,045,809	(8,656)
European Euro	Credit Suisse First Boston	8/21/15	2,171,200	2,430,496	2,421,987	(8,509)
European Euro	JPMorgan Chase	8/21/15	1,497,800	1,678,268	1,670,805	(7,463)
European Euro	Deutsche Bank	8/27/15	1,287,539	1,435,867	1,436,383	516
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	759,531	7,531
Indian Rupee	Credit Suisse First Boston	12/18/15	89,750,618	1,371,076	1,362,630	(8,446)
Japanese Yen	BNP Paribas	7/2/15	254,260,000	2,045,321	2,077,797	32,476
Japanese Yen	Deutsche Bank	7/2/15	352,780,198	2,875,908	2,882,898	6,990
Japanese Yen	JPMorgan Chase	7/2/15	221,439,641	1,794,508	1,809,591	15,083
Japanese Yen	BNP Paribas	7/9/15	255,181,000	2,041,456	2,085,569	44,113
Japanese Yen	UBS Warburg	7/9/15	97,884,000	818,189	799,996	(18,193)

				$26,007,421	$25,966,092	$(41,329)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(a)(c)

At June 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2015 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.56	663,806	5.00	(41,824)	(45,514)	3,690

						(41,824)	$(45,514)	3,690

Centrally Cleared Credit Default Swap Agreements—Sell Protection(a)(c)

At June 30, 2015, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2015 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	6/20/20	3.54	(200,000)	1.00	2,828	3,910	(1,082)
iTraxx Europe Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 23	JPMorgan Chase	6/20/20	3.31	(1,186,469)	5.00	100,271	129,125	(28,854)

						103,099	133,035	(29,936)

Centrally Cleared Interest Rate Swap Agreements(a)

At June 30, 2015, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Premiums Paid/ Received ($)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.029	3/11/17	JPMorgan Chase	20,300,000	USD	212	(148,271)	(148,483)
Pay	3-Month U.S. Dollar LIBOR BBA	1.081	4/7/17	JPMorgan Chase	39,600,000	USD	429	(269,752)	(270,181)
Pay	3-Month U.S. Dollar LIBOR BBA	3.475	2/5/20	JPMorgan Chase	1,187,843	NZD	12	10,046	10,034
Pay	3-Month U.S. Dollar LIBOR BBA	3.590	2/9/20	JPMorgan Chase	2,032,000	NZD	21	24,970	24,949
Pay	3-Month U.S. Dollar LIBOR BBA	3.600	2/9/20	JPMorgan Chase	2,383,000	NZD	—	30,033	30,033

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Premiums Paid/ Received ($)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.878	3/11/20	JPMorgan Chase	8,260,000	USD	114	111,215	111,101
Pay	3-Month U.S. Dollar LIBOR BBA	2.057	3/17/20	Deutsche Bank	2,463,000	PLN	—	(12,087)	(12,087)
Pay	3-Month U.S. Dollar LIBOR BBA	2.888	6/12/20	JPMorgan Chase	963,198	AUD	11	5,198	5,187
Pay	3-Month U.S. Dollar LIBOR BBA	2.220	4/7/25	JPMorgan Chase	8,590,000	USD	145	(127,138)	(127,283)
Pay	3-Month U.S. Dollar LIBOR BBA	3.123	6/5/25	JPMorgan Chase	8,120,000	USD	121	(34,662)	(34,783)

								(398,361)	(399,426)

Over-the-Counter Interest Rate Swap Agreements(a)

At June 30, 2015, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500	JPY	18,608	18,608
Pay	3-Month U.S. Dollar LIBOR BBA	2.057	3/17/20	Deutsche Bank	2,463,000	PLN	(8,183)	(8,183)
Pay	3-Month U.S. Dollar LIBOR BBA	2.050	3/19/20	Deutsche Bank	821,000	PLN	(2,828)	(2,828)

							7,597	7,597

Total Return Swaps at June 30, 2015(a)

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	179,040	USD	$(3,360)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/15/17	357,346	USD	(6,116)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/15/17	365,440	USD	(2,880)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	363,120	USD	(11,760)
BNP Paribas SA	EURO Stoxx 50 Index Dividends December Futures	12/21/18	192,100	USD	(5,440)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	55,079
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	51,401
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	78,916
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	91,771
Credit Suisse First Boston	PT Siloam International Hospitals Tbk	2/11/16	175,702	USD	19,070

					$266,682

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investment securities, at cost	$863,040,931

Investment securities, at value*	$888,684,419
Cash	262,128
Segregated cash for collateral	19,635,018
Deposits with brokers for securities sold short	338,064
Interest and dividends receivable	1,905,241
Foreign currency, at value (cost $334,874)	336,215
Unrealized appreciation on forward currency contracts	1,766,642
Unrealized appreciation on swap agreements	314,845
Receivable for capital shares issued	169,690
Receivable for investments sold	4,756,463
Reclaims receivable	177,404
Receivable for variation margin on swaps	12,134
Receivable for variation margin on futures contracts	965,095
Prepaid expenses	162,448

Total Assets	919,485,806

Liabilities:
Cash received as collateral for derivatives	5,880,000
Written options (Proceeds received $3,358,988)	2,898,175
Unrealized depreciation on forward currency contracts	515,178
Unrealized depreciation on swap agreements	40,567
Payable for collateral received on loaned securities	44,463,097
Payable for investments purchased	13,781,148
Payable for investments redeemed	5,081
Securities sold short (Proceeds received $447,864)	411,826
Dividends payable on securities sold short	1,159
Payable for variation margin on futures contracts	274,343
Payable for variation margin on swaps	15,895
Manager fees payable	572,993
Administration fees payable	51,849
Distribution fees payable	167,488
Custodian fees payable	104,193
Administrative and compliance services fees payable	1,923
Trustee fees payable	12,208
Other accrued liabilities	51,762

Total Liabilities	69,248,885

Net Assets	$850,236,921

Net Assets Consist of:
Capital	$732,940,450
Accumulated net investment income/(loss)	20,050,058
Accumulated net realized gains/(losses) from investment transactions	70,511,360
Net unrealized appreciation/(depreciation) on investments	26,735,053

Net Assets	$850,236,921

Shares of beneficial interest (unlimited number of shares authorized, no par value)	67,908,976
Net Asset Value (offering and redemption price per share)	$12.52

*	Includes securities on loan of $44,326,021.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$5,553,055
Interest	3,376,867
Income from securities lending	151,997
Foreign withholding tax	(333,923)

Total Investment Income	8,747,996

Expenses:
Manager fees	3,393,403
Administration fees	215,571
Distribution fees	991,928
Custodian fees	170,216
Administrative and compliance services fees	11,277
Trustee fees	45,479
Professional fees	42,960
Shareholder reports	28,557
Broker fees and charges on short sales	870
Dividends on securities sold short	14,015
Other expenses	16,008

Net expenses	4,930,284

Net Investment Income/(Loss)	3,817,712

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	6,870,189
Net realized gains (losses) on futures contracts	1,694,894
Net realized gains (losses) on options contracts	1,193,046
Net realized gains (losses) on swap agreements	927,323
Net realized gains (losses) on forward currency contracts	6,657,181
Change in net unrealized appreciation/depreciation on investments	(1,309,292)

Net Realized/Unrealized Gains/(Losses) on Investments	16,033,341

Change in Net Assets Resulting From Operations	$19,851,053

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL MVP BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,817,712	$7,357,675
Net realized gains/(losses) on investment transactions	17,342,633	43,631,939
Change in unrealized appreciation/depreciation on investments	(1,309,292)	(34,974,443)

Change in net assets resulting from operations	19,851,053	16,015,171

Dividends to Shareholders:
From net investment income	—	(363,407)
From net realized gains	—	(3,741,774)

Change in net assets resulting from dividends to shareholders	—	(4,105,181)

Capital Transactions:
Proceeds from shares issued	29,091,984	133,931,989
Proceeds from dividends reinvested	—	4,105,181
Value of shares redeemed	(17,140,930)	(13,203,575)

Change in net assets resulting from capital transactions	11,951,054	124,833,595

Change in net assets	31,802,107	136,743,585
Net Assets:
Beginning of period	818,434,814	681,691,229

End of period	$850,236,921	$818,434,814

Accumulated net investment income/(loss)	$20,050,058	$16,232,346

Share Transactions:
Shares issued	2,295,201	11,005,694
Dividends reinvested	—	331,330
Shares redeemed	(1,369,601)	(1,085,635)

Change in shares	925,600	10,251,389

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.20	$12.02	$10.54	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.10	0.05	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.27	0.16	1.43	0.56

Total from Investment Activities	0.32	0.26	1.48	0.67

Dividends to Shareholders From:
Net Investment Income	—	— (b)	—	(0.12)
Realized Gains	—	(0.06)	— (b)	(0.01)

Total Dividends	—	(0.06)	— (b)	(0.13)

Net Asset Value, End of Period	$12.52	$12.22	$12.02	$10.54

Total Return(c)	2.62%	2.18%	14.08%	6.71	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$850,237	$818,435	$681,691	$326,544
Net Investment Income/(Loss)(e)	0.91%	0.96%	0.55%	2.01%
Expenses Before Reductions(e)(f)	1.18%	1.18%	1.21%	2.44%
Expenses Net of Reductions(e)	1.18%	1.18%	1.21%	2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.18%	1.18%	1.21%	2.37%
Portfolio Turnover Rate	69%	61%	40%	119	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Allocation Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

During the period ended June 30, 2015, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.

As of June 30, 2015, the Fund’s aggregate investment in the VIP Subsidiary was $807,476,795, representing 94.9% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund’s operations have been consolidated with the operations of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2015 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $44.2 million for the period ended June 30, 2015.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $15,061 during the period ended June 30, 2015. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2015, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $119.6 million as of June 30, 2015. The monthly average amount for these contracts was $116.5 million for the period ended June 30, 2015.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $107.9 million as of June 30, 2015. The monthly average notional amount for these contracts was $79.4 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2015, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2015:

	Number of Contracts	Notional Amount(a)	Cost
Options outstanding at December 31, 2014	4,549,398	3,664,669	$8,743,630
Options purchased	4,072,761	80,132	9,895,322
Options exercised	(129,653)	—	(666,949)
Options expired	(459,105)	(259,476)	(2,820,152)
Options closed	(3,169,190)	(482,283)	(5,892,090)

Options outstanding at June 30, 2015	4,864,211	3,003,042	$9,259,761

The Fund had the following transactions in written call and put options during the period ended June 30, 2015:

	Number of Contracts	Notional Amount(a)	Premiums Received
Options outstanding at December 31, 2014	(4,751,478)	(3,100)	$(3,023,316)
Options written	(4,311,707)	(14,003)	(4,000,964)
Options exercised	172,962	—	406,336
Options expired	169,283	—	495,157
Options closed	3,805,453	13,052	2,763,799

Options outstanding at June 30, 2015	(4,915,487)	(4,051)	$(3,358,988)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2015, the Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $91.9 million as of June 30, 2015. The monthly average gross notional amount for interest rate swaps was $147.2 million for the period ended June 30, 2015.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $2.5 million as of June 30, 2015. The monthly average gross notional amount for total return swaps was $1.5 million to the period ended June 30, 2015.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of June 30, 2015, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $1.9 million as of June 30, 2015. The monthly average gross notional amount for credit default swaps was $2.7 million for the period ended June 30, 2015.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$791,325	Payable for variation margin on futures contracts*	$1,146,819

Option Contracts	Investment securities, at value (purchased options)	8,558,049	Written options	2,777,439

Total Return Swap Agreements	Unrealized appreciation on swap agreements	296,237	Unrealized depreciation on swap agreements	29,556

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements	3,690	Unrealized depreciation on swap agreements	29,936

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	199,912	Unrealized depreciation on swap agreements	591,741

Swaption Contracts	Investment securities, at value (purchased options)	419,908	Written options	120,734

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,766,642	Unrealized depreciation on forward currency contracts	515,178

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Option Contracts	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$1,694,894	$—	$1,038,504	$—	$(161,738)
Credit Risk Exposure	—	31,280	—	—	(300,533)
Interest Rate Risk Exposure	—	896,043	154,542	—	(1,128,583)
Foreign Exchange Rate Risk Exposure	—	—	—	6,657,181	(2,145,338)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2015. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of June 30, 2015, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$16,540	$274,343
Forward currency contracts	1,766,642	515,178
Option contracts*	8,977,957	2,898,173
Swap agreements	326,979	56,462

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	11,088,118	3,744,156
Derivatives not subject to a master netting agreement or similar agreement ("MNA")	(32,747)	(322,763)

Total assets and liabilities subject to a MNA	$11,055,371	$3,421,393

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2015:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$674,501	$(210,807)	$—	$(463,694)	$—
Barclays Bank	184,161	(20,839)	—	(163,322)	—
BNP Paribas	678,001	(103,970)	—	—	574,031
Citibank	1,879,051	(711,060)	—	(1,167,991)	—
Credit Suisse First Boston	952,125	(131,921)	(510,000)	—	310,204
Deutsche Bank	1,822,330	(556,558)	—	(700,000)	565,772
Goldman Sachs	2,727,159	(1,100,046)	—	(1,627,113)	—
JPMorgan Chase	770,881	(104,954)	—	(510,000)	155,927
Morgan Stanley	925,531	(353,145)	—	(520,000)	52,386
UBS Warburg	441,631	(111,528)	—	—	330,103

Total	$11,055,371	$(3,404,828)	$(510,000)	$(5,152,120)	$1,988,423

The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2015:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$210,807	$(210,807)	$—	$—	$—
Barclays Bank	20,839	(20,839)	—	—	—
BNP Paribas	103,970	(103,970)	—	—	—
Citibank	711,060	(711,060)	—	—	—
Credit Suisse First Boston	131,921	(131,921)	—	—	—
Deutsche Bank	556,558	(556,558)	—	—	—
Goldman Sachs	1,100,046	(1,100,046)	—	—	—
HSBC	16,565	—	—	—	16,565
JPMorgan Chase	104,954	(104,954)	—	—	—
Morgan Stanley	353,145	(353,145)	—	—	—
UBS Warburg	111,528	(111,528)	—	—	—

Total	$3,421,393	$(3,404,828)	$—	$—	$16,565

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the VIP Subsidiary. Pursuant to a portfolio management agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the VIP Subsidiary subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the VIP Subsidiary. Expenses incurred by the Fund and the VIP Subsidiary for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund and the VIP Subsidiary to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s and the VIP Subsidiary’s business, based on the daily net assets of the Fund and the VIP Subsidiary, through April 30, 2016.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Allocation Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,342 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$3,861,355	$4,948,801	$—	$8,810,156
Air Freight & Logistics	5,637,323	361,412	—	5,998,735
Airlines	1,765,392	2,220,474	—	3,985,866
Auto Components	2,157,592	8,975,708	—	11,133,300
Automobiles	1,989,080	11,753,900	—	13,742,980
Banks	22,225,366	14,278,331	—	36,503,697
Beverages	4,506,092	4,019,179	—	8,525,271
Biotechnology	9,032,194	182,334	—	9,214,528
Building Products	—	1,643,608	—	1,643,608
Capital Markets	4,269,975	3,507,472	—	7,777,447
Chemicals	4,970,174	12,799,202	—	17,769,376

Commercial Services & Supplies	1,714,039	297,739	—	2,011,778
Communications Equipment	4,475,466	1,357,231	—	5,832,697
Construction & Engineering	—	1,511,346	—	1,511,346
Distributors	—	51,002	—	51,002
Diversified Consumer Services	—	22,521	—	22,521
Diversified Telecommunication Services	5,515,172	4,396,026	—	9,911,198
Electric Utilities	2,328,045	1,853,980	—	4,182,025
Electrical Equipment	4,314,342	2,707,916	—	7,022,258
Electronic Equipment, Instruments & Components	165,867	3,211,522	—	3,377,389
Energy Equipment & Services	2,357,524	1,772,628	1,589,577	5,719,729
Food & Staples Retailing	3,239,603	515,130	—	3,754,733
Food Products	877,162	3,829,107	—	4,706,269
Gas Utilities	—	1,581,309	—	1,581,309
Health Care Equipment & Supplies	1,964,992	564,694	—	2,529,686
Health Care Providers & Services	11,410,388	6,579,653	—	17,990,041
Household Durables	498,630	2,116,791	—	2,615,421
Household Products	7,325,733	39,109	—	7,364,842
Independent Power and Renewable Electricity Producers	3,405,463	271,816	—	3,677,279
Industrial Conglomerates	3,311,239	2,884,124	—	6,195,363
Insurance	8,564,987	6,679,991	—	15,244,978
Internet & Catalog Retail	1,013,408	6,283	—	1,019,691
Internet Software & Services	15,057,745	1,093,515	2,742,836	18,894,096
IT Services	6,485,998	1,361,067	—	7,847,065
Leisure Products	—	714,563	—	714,563
Machinery	4,510,691	4,263,978	—	8,774,669
Media	4,573,772	1,098,032	—	5,671,804
Metals & Mining	12,178,776	5,632,564	—	17,811,340
Multiline Retail	276,042	503,886	—	779,928
Multi-Utilities	2,619,295	1,383,535	—	4,002,830
Oil, Gas & Consumable Fuels	23,283,566	11,197,328	1,064,814	35,545,708
Personal Products	—	29,769	—	29,769
Pharmaceuticals	19,184,979	13,714,334	—	32,899,313
Real Estate Investment Trusts (REITs)	4,144,572	559,188	—	4,703,760

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Real Estate Management & Development	$1,408,963	$11,331,074	$—	$12,740,037
Road & Rail	3,848,125	3,026,739	—	6,874,864
Semiconductors & Semiconductor Equipment	1,948,707	3,788,552	—	5,737,259
Software	12,281,248	3,075,457	—	15,356,705
Specialty Retail	696,326	1,528,867	—	2,225,193
Technology Hardware, Storage & Peripherals	4,630,591	861,723	—	5,492,314
Tobacco	2,173,071	544,419	—	2,717,490
Trading Companies & Distributors	830,357	4,959,492	—	5,789,849
Transportation Infrastructure	—	56,231	352,802	409,033
Wireless Telecommunication Services	3,183,470	2,399,954	—	5,583,424
Other Common Stocks+	13,504,035	—	—	13,504,035
Convertible Bonds	—	15,935,933	—	15,935,933
Convertible Preferred Stocks
Banks	—	319,600	—	319,600
Financial Services	—	—	998,866	998,866
Other Convertible Preferred Stocks+	2,671,611	—	—	2,671,611
Corporate Bonds
Transportation Infrastructure	—	—	568,375	568,375
Other Corporate Bonds+		25,965,923	—	25,965,923
Floating Rate Loans+	—	11,410,520	292,000	11,702,520
Foreign Bonds+	—	75,020,562	—	75,020,562
Preferred Stocks
Automobiles	—	1,937,734	—	1,937,734
Banks	5,169,972	652,368	—	5,822,340
Health Care Providers & Services	—	—	843,576	843,576
Oil, Gas & Consumable Fuels	—	—	745,647	745,647
Real Estate Management & Development	—	290,519	—	290,519

Semiconductors & Semiconductor Equipment	—	1,963,804	—	1,963,804
Other Preferred Stocks+	3,117,143	—	—	3,117,143
Private Placements	—	—	2,451,000	2,451,000
Right	—	24,450	—	24,450
U.S. Government Agency Mortgage	—	2,826,417	—	2,826,417
U.S. Treasury Obligations	—	171,303,322	—	171,303,322
Warrant	—	63,927	—	63,927
Yankee Dollars+	—	30,332,201	—	30,332,201
Exchange Traded Fund	6,138,350	—	—	6,138,350
Securities Held as Collateral for Securities on Loan	—	44,463,097	—	44,463,097
Unaffiliated Investment Company	28,667,978	—	—	28,667,978
Purchased Options	4,073	8,553,976	—	8,558,049
Purchased Swaptions	—	419,908	—	419,908

Total Investment Securities	305,486,059	571,548,867	11,649,493	888,684,419

Securities Sold Short	(317,911)	(93,915)	—	(411,826)
Other Financial Instruments:*
Futures Contracts	349,929	—	—	349,929
Written Options	11,965	486,741	—	498,706
Written Swaption	—	(37,891)	—	(37,891)
Forward Currency Contracts	—	1,251,464	—	1,251,464
Credit Default Swaps	—	(26,246)	—	(26,246)
Interest Rate Swaps	—	(391,829)	—	(391,829)
Total Return Swaps	—	266,681	—	266,681

Total Investments	$305,530,042	$573,003,872	$11,649,493	$890,183,407

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$588,641,926	$289,944,194

For the period ended June 30, 2015, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$15,725,853	$12,064,677

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2015 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 4/1/20	4/27/15	2,451,000	2,451,000	2,451,000	0.29%
AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19	7/15/14	292,000	292,000	292,000	0.03%
Delta Topco, Ltd.	5/2/12	379,997	615,711	352,802	0.04%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	701,862	567,978	568,375	0.07%
Domo, Inc., Series E	4/1/15	998,866	118,467	998,866	0.12%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,589,577	0.19%
Grand Rounds, Inc., Series C, Preferred Shares	3/31/15	399,608	143,925	404,329	0.05%
Inversiones Alsacia SA, 0.00%, 8/18/18	12/23/14	—	495,000	—	—%
Invitae Corp., Series F, Preferred Shares	10/8/14	372,878	31,073	439,248	0.05%
Lookout, Inc.	3/4/15	63,364	5,547	64,702	0.01%
Lookout, Inc., Series F, Preferred Shares	9/19/14	730,222	63,925	745,647	0.09%
NextEra Energy Partners LP, 1.78%	6/26/14	404,113	11,345	449,489	0.05%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	1,000,112	0.12%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	20,000	0.00%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	41,132	38,726	34,079	0.00%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	105,434	103,544	91,118	0.01%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	757,767	744,179	654,877	0.08%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	2,742,836	0.32%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $866,696,986. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,239,519
Unrealized depreciation	(40,252,086)

Net unrealized appreciation/(depreciation)	$21,987,433

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Allocation Fund	$1,807,855	$2,297,326	$4,105,181

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Allocation Fund	$34,285,170	$41,619,827	$—	$21,571,169	$97,476,166

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statement of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Approval of Investment Advisory Agreement Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/27/15	Ending Account Value 6/30/15	Expenses Paid During Period 4/27/15 - 6/30/15*	Annualized Expense Ratio During Period 4/27/15 - 6/30/15
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$983.00	$0.25	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15**	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 65 days of operations during the period, and has been annualized to reflect values for the period April 27, 2015 to June 30, 2015.

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	44.5
Fixed Income	37.4
International Equities	11.9

Total Investment Securities	3.8
Net other assets (liabilities)	6.2

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (93.8%):
79,524	AZL DFA Emerging Markets Core Equity Fund	$727,648
553,803	AZL DFA Five-Year Global Fixed Income Fund	5,477,115
103,493	AZL DFA International Core Equity Fund	1,004,919
516,306	AZL DFA U.S. Core Equity Fund	5,059,796
144,846	AZL DFA U.S. Small Cap Fund	1,445,567

Total Affiliated Investment Companies (Cost $13,933,768)		13,715,045

Total Investment Securities (Cost $13,933,768)(a) — 93.7%		13,715,045
Net other assets (liabilities) — 6.3%		906,915

Net Assets — 100.0%		$14,621,960

Percentages indicated are based on net assets as of June 30, 2015.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $711,637 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	2	$252,344	$161
S&P 500 Index E-Mini September Futures	Long	9/18/15	4	410,880	(9,627)

Total					$(9,466)

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in affiliates, at cost	$13,933,768

Investments in affiliates, at value	$13,715,045
Segregated cash for collateral	711,637
Receivable for affiliated investments sold	9,559
Receivable for capital shares issued	182,857
Receivable from Manager	8,951

Total Assets	14,628,049

Liabilities:
Administration fees payable	2,611
Custodian fees payable	506
Administrative and compliance services fees payable	26
Trustee fees payable	106
Other accrued liabilities	2,840

Total Liabilities	6,089

Net Assets	$14,621,960

Net Assets Consist of:
Capital	$14,853,824
Accumulated net investment income/(loss)	(3,154)
Accumulated net realized gains/(losses) from investment transactions	(521)
Net unrealized appreciation/(depreciation) on investments	(228,189)

Net Assets	$14,621,960

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,486,983
Net Asset Value (offering and redemption price per share)	$9.83

Statement of Operations

For the Period Ended June 30, 2015(a)

(Unaudited)

Investment Income:
Dividends	$—

Total Investment Income	—

Expenses:
Manager fees	4,253
Administration fees	8,873
Custodian fees	321
Administrative and compliance services fees	16
Trustee fees	82
Professional fees	7
Shareholder reports	1,734
Other expenses	30

Total expenses before reductions	15,316
Less expenses voluntarily waived/reimbursed by the Manager	(2,162)
Less expense contractually waived/reimbursed by the Manager	(10,000)

Net expenses	3,154

Net Investment Income/(Loss)	(3,154)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(4)
Net realized gains/(losses) on futures contracts	(517)
Change in net unrealized appreciation/depreciation on investments	(228,189)

Net Realized/Unrealized Gains/(Losses) on Investments	(228,710)

Change in Net Assets Resulting From Operations	$(231,864)

(a)	For the period April 27, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to the financial statements.

3

Statement of Changes in Net Assets

AZL MVP DFA Multi-Strategy Fund
April 27, 2015 to June 30, 2015(a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(3,154)
Net realized gains/(losses) on investment transactions	(521)
Change in unrealized appreciation/depreciation on investments	(228,189)

Change in net assets resulting from operations	(231,864)

Capital Transactions:
Proceeds from shares issued	14,853,869
Value of shares redeemed	(45)

Change in net assets resulting from capital transactions	14,853,824

Change in net assets	14,621,960
Net Assets:
Beginning of period	—

End of period	$14,621,960

Accumulated net investment income/(loss)	$(3,154)

Share Transactions:
Shares issued	1,486,988
Shares redeemed	(5)

Change in shares	1,486,983

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	April 27, 2015 to June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.17)

Total from Investment Activities	(0.17)

Net Asset Value, End of Period	$9.83

Total Return(c)	(1.70	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$14,622
Net Investment Income/(Loss)(e)	(0.15)%
Expenses Before Reductions*(e)(f)	0.72%
Expenses Net of Reductions*(e)	0.15%
Portfolio Turnover Rate	—	(c)(g)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $0.7 million as of June 30, 2015. The monthly average notional amount for these contracts was $0.5 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$9,627

Interest Rate Risk Exposure

Interest Rate		161		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$703	$(9,627)

Interest Rate Risk Exposure

Interest Rate		(1,220)	161

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit**
AZL MVP DFA Multi-Strategy Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

**	The Manager reduced the annual expense limit to 0.15% on all assets through April 30, 2016. Without this temporary reduction, the annual expense limit would be as shown.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$—	$778,708	$—	$727,648	$—
AZL DFA Five-Year Global Fixed Income Fund	—	5,520,796	—	5,477,115	—
AZL DFA International Core Equity Fund	—	1,032,775	—	1,004,919	—
AZL DFA U.S. Core Equity Fund	—	5,154,636	(211)	5,059,796	—
AZL DFA U.S. Small Cap Fund	—	1,447,067	—	1,445,567	—

	$—	$13,933,982	$(211)	$13,715,045	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $6 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$13,715,045	$—	$13,715,045

Total Investment Securities	13,715,045	—	13,715,045

Other Financial Instruments:*
Futures Contracts	(9,466)	—	(9,466)

Total Investments	$13,705,579	$—	$13,705,579

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP DFA Multi-Strategy Fund	$13,933,982	$211

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $13,933,768. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(218,723)

Net unrealized appreciation/(depreciation)	$(218,723)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

Approval of Investment Advisory Agreement (Unaudited)

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) consists of 13 separate investment portfolios or series (together the “Funds,” and each individually a “Fund”). Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts through at least April 30, 2016.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held December 10, 2014, the Board authorized the creation of the AZL MVP DFA Multi-Strategy Fund (the “DFA Fund”) as a new series of the Trust.

The Management Agreement pertaining to the DFA Fund was approved at the Board of Trustees meeting of December 10, 2014. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2016. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with generally similar investment objectives to that of the DFA Fund derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approval in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement in respect of the DFA Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and

11

in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also was considered. The Trustees concluded at the December 10, 2014, meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the DFA Fund under the Management Agreement.

(2) The investment performance of the Fund and the Manager. At the December 10, 2014, meeting the Board received information about the performance of Dimensional Fund Advisors LP (“DFA”) in managing funds that are generally comparable to the five funds which will comprise the underlying funds of the DFA Fund, without the Managed Volatility Portfolio (MVP) risk management process, which has the goal of reducing volatility. The performance information, which covered the ten years ending September 30, 2014, included returns, risk, tracking error, performance versus each fund’s benchmark and performance rankings relative to a peer group of comparable funds. The Board noted, for example, that, while past performance is not a guarantee of future results, each DFA-managed fund (which have been managed by personnel and pursuant to the processes which will be used for the underlying funds of the DFA Fund) compared favorably to its benchmark over various periods. The Board also received hypothetical, back-tested performance information showing calculated returns for the DFA Fund for the eight-year period ended September 30, 2014.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. At the December 10, 2014, meeting the Board considered that the Manager receives an advisory fee from the DFA Fund. The Manager reported that for such Fund the advisory fee paid put it in the 7th percentile of the customized peer group, which includes actively managed volatility fund of funds. Trustees were provided with information on the anticipated total expense ratio of the DFA Fund and other funds in the customized peer group, and the Manager reported upon the challenges in making peer group comparisons for such Fund. The Board of Trustees also considered the impact of the Expense Limitation Agreement.

At an earlier in-person meeting held on October 21, 2014, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2014. (The DFA Fund did not commence until April 27, 2015.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund, and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2015, the Trustees will receive information on the Manager’s level of profitability from its relationship with the DFA Fund.

Based upon the information provided, the Board concluded that the advisory fee and anticipated expense ratio for the DFA Fund are not unreasonable.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the DFA Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the DFA Fund had no assets as of December 10, 2014.

The Trustees noted that the Manager has agreed temporarily to reduce the management fee for the DFA Fund to 0.10% and to “cap” advisory fees and operating expenses for the DFA Fund at 0.15%, each of which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee reductions or breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider again whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2015, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the December 10, 2014, meeting that the absence of breakpoints in the advisory fee rate schedule for the DFA Fund was acceptable under the circumstances.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,005.60	$0.75	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Fixed Income	94.9
Money Market	3.0

Total Investment Securities	97.9
Net other assets (liabilities)	2.1

Net Assets	100.0%

1

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
21,352,630	AZL Franklin Templeton Founding Strategy Plus Fund	$294,666,297

Total Affiliated Investment Company (Cost $282,448,166)		294,662,697

Unaffiliated Investment Companies (3.0%):
9,000,509	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	9,000,509

Total Unaffiliated Investment Companies (Cost $9,000,509)		9,000,509

Total Investment Securities (Cost $291,448,675)(b) — 97.9%		303,666,806
Net other assets (liabilities) — 2.1%		6,556,026

Net Assets — 100.0%		$310,222,832

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $6,640,058 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	49	$6,182,422	$(52,326)
S&P 500 Index E-Mini September Futures	Long	9/18/15	90	9,244,800	(197,837)

Total					$(250,163)

See accompanying notes to the financial statements.

2

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$9,000,509
Investments in affiliates, at cost	282,448,166

Total Investment securities, at cost	$291,448,675

Investments in non-affiliates, at value	$9,000,509
Investments in affiliates, at value	294,666,297

Total Investment securities, at value	$303,666,806
Segregated cash for collateral	6,640,058
Interest and dividends receivable	45
Receivable for capital shares issued	34,433
Receivable for variation margin on futures contracts	361
Prepaid expenses	484

Total Assets	310,342,187

Liabilities:
Payable for capital shares redeemed	71,236
Payable for variation margin on futures contracts	259
Manager fees payable	27,262
Administration fees payable	4,205
Custodian fees payable	493
Administrative and compliance services fees payable	329
Trustee fees payable	2,092
Other accrued liabilities	13,479

Total Liabilities	119,355

Net Assets	$310,222,832

Net Assets Consist of:
Capital	$288,505,661
Accumulated net investment income/(loss)	4,268,017
Accumulated net realized gains/(losses) from investment transactions	5,481,186
Net unrealized appreciation/(depreciation) on investments	11,967,968

Net Assets	$310,222,832

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,703,068
Net Asset Value (offering and redemption price per share)	$12.56

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$—

Total Investment Income	—

Expenses:
Manager fees	152,900
Administration fees	30,037
Custodian fees	1,224
Administrative and compliance services fees	2,576
Trustee fees	10,392
Professional fees	12,235
Shareholder reports	14,707
Recoupment of prior expenses reimbursed by the manager	2,946
Other expenses	2,766

Total expenses	229,783

Net Investment Income/(Loss)	(229,783)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(50,683)
Net realized gains/(losses) on futures contracts	534,680
Change in net unrealized appreciation/depreciation on investments	1,223,328

Net Realized/Unrealized Gains/(Losses) on Investments	1,707,325

Change in Net Assets Resulting From Operations	$1,477,542

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(229,783)	$3,688,885
Net realized gains/(losses) on investment transactions	483,997	6,083,757
Change in unrealized appreciation/depreciation on investments	1,223,328	(5,362,457)

Change in net assets resulting from operations	1,477,542	4,410,185

Dividends to Shareholders:
From net investment income	—	(2,465,868)
From net realized gains	—	(1,821,593)

Change in net assets resulting from dividends to shareholders	—	(4,287,461)

Capital Transactions:
Proceeds from shares issued	20,770,480	100,908,487
Proceeds from dividends reinvested	—	4,287,461
Value of shares redeemed	(9,215,868)	(12,645,781)

Change in net assets resulting from capital transactions	11,554,612	92,550,167

Change in net assets	13,032,154	92,672,891
Net Assets:
Beginning of period	297,190,678	204,517,787

End of period	$310,222,832	$297,190,678

Accumulated net investment income/(loss)	$4,268,017	$4,497,800

Share Transactions:
Shares issued	1,638,125	7,973,033
Dividends reinvested	—	334,435
Shares redeemed	(723,715)	(1,026,114)

Change in shares	914,410	7,281,354

See accompanying notes to the financial statements.

4

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	April 27, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.49		$12.39	$10.52	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.12	0.12	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.09		0.17	1.75	0.56

Total from Investment Activities	0.07		0.29	1.87	0.69

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	—	(0.13)
Net Realized Gains	—		(0.08)	— (b)	(0.04)

Total Dividends	—		(0.19)	— (b)	(0.17)

Net Asset Value, End of Period	$12.56		$12.49	$12.39	$10.52

Total Return(c)	0.56	%(d)	2.33%	17.79%	6.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$310,223		$297,191	$204,518	$44,647
Net Investment Income/(Loss)(e)	(0.15)%		1.42%	1.75%	3.46%
Expenses Before Reductions*(e)(f)	0.15%		0.15%	0.17%	0.48%
Expenses Net of Reductions*(e)	0.15%		0.15%	0.15%	0.15%
Portfolio Turnover Rate	3	%(d)	4%	9%	34	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from April 30, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP FTFSP Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $15.4 million as of June 30, 2015. The monthly average notional amount for these contracts was $15.3 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$197,837

Interest Rate Risk Exposure

Interest Rate		—		52,326

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$426,420	$(340,070)

Interest Rate Risk Exposure

Interest Rate		108,260	(83,745)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2015, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Expires 12/31/2016
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$2,311

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL Franklin Templeton Founding Strategy Plus Fund	$283,526,559	$17,796,926	$(8,253,647)	$294,666,297	$—

	$283,526,559	$17,796,926	$(8,253,647)	$294,666,297	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,586 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$294,666,297	$—	$294,666,297
Unaffiliated Investment Company	9,000,509	—	9,000,509

Total Investment Securities	303,666,806	—	303,666,806

Other Financial Instruments:*
Futures Contracts	(250,163)	—	(250,163)

Total Investments	$303,416,643	$—	$303,416,643

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$17,796,926	$8,253,647

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $291,646,487. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,218,131
Unrealized depreciation	(197,812)

Net unrealized appreciation/(depreciation)	$12,020,319

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$2,795,652	$1,491,809	$4,287,461

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$5,014,725	$4,790,363	$—	$10,434,541	$20,239,629

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Concentration of Investments

As of June 30, 2015, the Fund’s investment in the AZL Franklin Templeton Founding Strategy Plus Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Franklin Templeton Founding Strategy Plus Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Balanced Fund	$1,000.00	$1,016.10	$1.10	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Fixed Income	47.9
Domestic Equities	31.4
International Equities	15.7
Money Market	3.2

Total Investment Securities	98.2
Net other assets (liabilities)	1.8

Net Assets	100.0%

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):
958,156	AZL BlackRock Capital Appreciation Fund	$18,894,845
1,209,887	AZL Boston Company Research Growth Fund	18,983,119
1,295,195	AZL DFA International Core Equity Fund	12,576,347
1,297,292	AZL DFA U.S. Core Equity Fund	12,713,459
1,894,314	AZL DFA U.S. Small Cap Fund	18,905,256
841,915	AZL Federated Clover Small Value Fund	18,875,738
2,103,146	AZL Gateway Fund	25,469,096
1,528,507	AZL International Index Fund	24,761,814
1,882,903	AZL Invesco Growth and Income Fund	31,387,996
1,944,112	AZL Invesco International Equity Fund	36,977,017
2,376,706	AZL JPMorgan International Opportunities Fund	43,279,818
2,615,942	AZL JPMorgan U.S. Equity Fund	43,817,033
14,141,983	AZL MetWest Total Return Bond Fund	142,126,925
814,223	AZL MFS Investors Trust Fund	18,946,965
980,041	AZL MFS Mid Cap Value Fund	12,681,735
2,855,926	AZL MFS Value Fund	37,641,103
519,558	AZL Mid Cap Index Fund	12,682,412
1,673,472	AZL Morgan Stanley Global Real Estate Fund	18,190,637
722,620	AZL Morgan Stanley Mid Cap Growth Fund	12,530,227
2,104,458	AZL NFJ International Value Fund	24,643,200
1,574,973	AZL Oppenheimer Discovery Fund	25,262,566
13,917,982	AZL Pyramis Total Bond Fund	141,963,414

Shares		Fair Value

Affiliated Investment Companies, continued
1,245,803	AZL Russell 1000 Growth Index Fund	$22,063,172
3,617,137	AZL Russell 1000 Value Index Fund	53,099,575
1,611,117	AZL Schroder Emerging Markets Equity Fund, Class 2	12,147,825
1,626,008	AZL Wells Fargo Large Cap Growth Fund	18,894,212
1,573,454	NFJ Dividend Value Portfolio	18,944,390
1,399,802	PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,710,204
4,813,406	PIMCO PVIT High Yield Portfolio	37,881,508
7,211,155	PIMCO PVIT Low Duration Portfolio	76,221,908
3,964,350	PIMCO PVIT Real Return Portfolio	50,783,324
12,780,323	PIMCO PVIT Total Return Portfolio	141,861,584

Total Affiliated Investment Companies (Cost $997,665,982)		1,197,918,424

Unaffiliated Investment Company (3.2%):
40,002,265	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	40,002,265

Total Unaffiliated Investment Company (Cost $40,002,265)		40,002,265

Total Investment Securities (Cost $1,037,668,247)(b) — 98.2%		$1,237,920,689
Net other assets (liabilities) — 1.8%		22,979,869

Net Assets — 100.0%		$1,260,900,558

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $23,268,676 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	250	$31,542,969	$(286,858)
S&P 500 Index E-Mini September Futures	Long	9/18/15	306	31,432,320	(677,593)

Total					$(964,451)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in non-affiliates, at cost	$40,002,265
Investments in affiliates, at cost	997,665,982

Total Investment securities, at cost	$1,037,668,247

Investments in non-affiliates, at value	$40,002,265
Investments in affiliates, at value	1,197,918,424

Total Investment securities, at value	$1,237,920,689
Segregated cash for collateral	23,268,676
Interest and dividends receivable	675,442
Receivable for affiliated investments sold	183,323
Receivable for variation margin on futures contracts	62
Prepaid expenses	1,895

Total Assets	1,262,050,087

Liabilities:
Cash overdraft	409,114
Payable for capital shares redeemed	477,555
Payable for variation margin on futures contracts	190
Manager fees payable	209,605
Administration fees payable	8,422
Custodian fees payable	728
Administrative and compliance services fees payable	1,528
Trustee fees payable	10,006
Other accrued liabilities	32,381

Total Liabilities	1,149,529

Net Assets	$1,260,900,558

Net Assets Consist of:
Capital	$983,201,752
Accumulated net investment income/(loss)	18,697,243
Accumulated net realized gains/(losses) from investment transactions	59,713,572
Net unrealized appreciation/(depreciation) on investments	199,287,991

Net Assets	$1,260,900,558

Shares of beneficial interest (unlimited number of shares authorized, no par value)	95,326,051
Net Asset Value (offering and redemption price per share)	$13.23

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends from affiliates	3,675,311
Dividends	1,282

Total Investment Income	3,676,593

Expenses:
Manager fees	1,274,423
Administration fees	31,446
Custodian fees	1,448
Administrative and compliance services fees	8,985
Trustee fees	36,103
Professional fees	24,710
Shareholder reports	18,355
Other expenses	11,234

Total expenses	1,406,704

Net Investment Income/(Loss)	2,269,889

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	21,379,056
Net realized gains distributions from affiliated underlying funds	1,732,704
Net realized gains/(losses) on futures contracts	2,148,263
Change in net unrealized appreciation/depreciation on investments	(8,148,737)

Net Realized/Unrealized Gains/(Losses) on Investments	17,111,286

Change in Net Assets Resulting From Operations	$19,381,175

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Balanced Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,269,889	$14,545,010
Net realized gains/(losses) on investment transactions	25,260,023	52,165,650
Change in unrealized appreciation/depreciation on investments	(8,148,737)	(8,187,229)

Change in net assets resulting from operations	19,381,175	58,523,431

Dividends to Shareholders:
From net investment income	—	(17,586,673)

Change in net assets resulting from dividends to shareholders	—	(17,586,673)

Capital Transactions:
Proceeds from shares issued	22,037,687	29,886,573
Proceeds from dividends reinvested	—	17,586,673
Value of shares redeemed	(61,090,835)	(90,500,923)

Change in net assets resulting from capital transactions	(39,053,148)	(43,027,677)

Change in net assets	(19,671,973)	(2,090,919)
Net Assets:
Beginning of period	1,280,572,531	1,282,663,450

End of period	$1,260,900,558	$1,280,572,531

Accumulated net investment income/(loss)	$18,697,243	$16,427,354

Share Transactions:
Shares issued	1,662,042	2,325,667
Dividends reinvested	—	1,359,094
Shares redeemed	(4,600,869)	(7,031,350)

Change in shares	(2,938,827)	(3,346,589)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$13.03		$12.62	$11.52	$10.55	$10.92	$10.10

Investment Activities:
Net Investment Income/(Loss)	0.03		0.15	0.12	0.17	0.17	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.17		0.44	1.19	1.03	(0.27)	1.00

Total from Investment Activities	0.20		0.59	1.31	1.20	(0.10)	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.21)	(0.23)	(0.27)	(0.28)

Total Dividends	—		(0.18)	(0.21)	(0.23)	(0.27)	(0.28)

Net Asset Value, End of Period	$13.23		$13.03	$12.62	$11.52	$10.55	$10.92

Total Return(a)	1.61	%(b)	4.59%	11.46%	11.39%	(0.90)%	11.07%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,260,901		$1,280,573	$1,282,663	$1,017,893	$909,669	$818,193
Net Investment Income/(Loss)(c)	0.36%		1.13%	1.27%	1.48%	1.85%	1.75%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.23%	0.23%	0.24%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.21%	0.18%	0.18%	0.19%
Portfolio Turnover Rate(e)	6	%(b)	23%	6%	32%	20%	34%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $63.0 million as of June 30, 2015. The monthly average notional amount for these contracts was $64.0 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$677,593

Interest Rate Risk Exposure

Interest Rate		—		286,858

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$1,525,899	$(1,186,189)

Interest Rate Risk Exposure

Interest Rate		622,364	(459,410)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended 6/30/2015, there were no voluntary waivers.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL BlackRock Capital Appreciation Fund	$19,875,712	$119,395	$(2,251,426)	$18,894,845	$—
AZL Boston Company Research Growth Fund	19,727,257	—	(1,454,856)	18,983,119	—
AZL DFA International Core Equity Fund	—	12,975,200	(23,734)	12,576,347	—
AZL DFA U.S. Core Equity Fund	—	12,975,200	(2,230)	12,713,459	—
AZL DFA U.S. Small Cap Fund	—	19,538,173	(602,168)	18,905,256	—
AZL Federated Clover Small Cap Value Fund	26,186,044	55,421	(7,742,132)	18,875,738	—
AZL Gateway Fund	26,259,806	—	(1,317,506)	25,469,096	—
AZL International Index Fund	36,428,892	190,751	(14,646,711)	24,761,814	—
AZL Invesco Growth and Income Fund	32,548,310	—	(1,789,025)	31,387,996	—
AZL Invesco International Equity Fund	37,266,902	164,408	(1,795,614)	36,977,017	—
AZL JPMorgan International Opportunities Fund	49,084,204	1,116,432	(10,485,138)	43,279,818	—
AZL JPMorgan U.S. Equity Fund	51,657,319	87,371	(8,925,763)	43,817,033	—
AZL MetWest Total Return Bond Fund	142,794,878	4,248,453	(4,647,460)	142,126,925	—
AZL MFS Investors Trust Fund	19,852,080	—	(1,192,818)	18,946,965	—
AZL MFS Mid Cap Value Fund	13,475,398	—	(1,211,651)	12,681,735	—
AZL MFS Value Fund	38,891,140	—	(1,719,735)	37,641,103	—
AZL Mid Cap Index Fund	13,461,097	—	(1,302,003)	12,682,412	—
AZL Morgan Stanley Global Real Estate Fund	19,811,486	173,263	(1,449,225)	18,190,637	—
AZL Morgan Stanley Mid Cap Growth Fund	13,110,612	112,864	(1,035,952)	12,530,227	—
AZL NFJ International Value Fund	24,048,617	1,221,017	(1,106,536)	24,643,200	—
AZL Oppenheimer Discovery Fund	32,684,920	878,755	(11,689,444)	25,262,566	—
AZL Pyramis Total Bond Fund	143,165,670	2,825,326	(4,892,277)	141,963,414	—
AZL Russell 1000 Growth Index Fund	29,398,512	—	(8,560,220)	22,063,172	—
AZL Russell 1000 Value Index Fund	54,709,819	195,331	(1,319,081)	53,099,575	—
AZL Schroder Emerging Markets Equity Fund, Class 2	11,804,530	349,513	(353,233)	12,147,825	—
AZL Wells Fargo Large Cap Growth Fund	19,884,319	—	(1,623,685)	18,894,212	—
NFJ Dividend Value Portfolio	19,823,707	38,600	(531,161)	18,944,390	333,121
PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,318,514	798,127	—	12,710,204	116,081
PIMCO PVIT High Yield Portfolio	38,611,944	546,877	(1,426,209)	37,881,508	992,865
PIMCO PVIT Low Duration Portfolio	76,991,971	748,770	(1,799,021)	76,221,908	622,786
PIMCO PVIT Real Return Portfolio	50,425,165	1,105,743	(759,134)	50,783,324	25,235
PIMCO PVIT Total Return Portfolio	142,843,162	6,287,849	(6,784,947)	141,861,584	1,585,223

	$1,217,141,987	$66,752,839	$(104,440,095)	$1,197,918,424	$3,675,311

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $6,735 was paid from the Fund relating to these fees and expenses.

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,197,918,424	$—	$1,197,918,424
Unaffiliated Investment Company	40,002,265	—	40,002,265

Total Investment Securities	1,237,920,689	—	1,237,920,689

Other Financial Instruments:*
Futures Contracts	(964,451)	—	(964,451)

Total Investments	$1,236,956,238	$—	$1,236,956,238

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Balanced Fund	$70,340,613	$104,440,095

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Cost for federal income tax purposes at June 30, 2015 is $1,051,801,185. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$203,047,672
Unrealized depreciation	(16,928,168)

Net unrealized appreciation/(depreciation)	$186,119,504

During the year ended December 31, 2014, the Fund utilized $923,166 in capital loss carry forwards to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Balanced Fund	$17,586,673	$—	$17,586,673

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Balanced Fund	$18,065,900	$47,784,762	$—	$192,466,969	$258,317,631

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL MVP FusionSM Conservative Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Conservative Fund	$1,000.00	$1,011.10	$1.20	0.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Fixed Income	61.9
Domestic Equities	24.2
International Equities	8.9
Money Market	2.6

Total Investment Securities	97.6
Net other assets (liabilities)	2.4

Net Assets	100.0%

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):
134,982	AZL BlackRock Capital Appreciation Fund	$2,661,853
170,048	AZL Boston Company Research Growth Fund	2,668,054
271,836	AZL DFA U.S. Core Equity Fund	2,663,997
177,469	AZL Federated Clover Small Value Fund	3,978,851
333,597	AZL Gateway Fund	4,039,858
324,388	AZL International Index Fund	5,255,089
398,789	AZL Invesco Growth and Income Fund	6,647,816
278,498	AZL Invesco International Equity Fund	5,297,030
289,000	AZL JPMorgan International Opportunities Fund	5,262,681
397,649	AZL JPMorgan U.S. Equity Fund	6,660,620
3,769,297	AZL MetWest Total Return Bond Fund	37,881,432
114,438	AZL MFS Investors Trust Fund	2,662,972
205,738	AZL MFS Mid Cap Value Fund	2,662,253
606,034	AZL MFS Value Fund	7,987,532
109,064	AZL Mid Cap Index Fund	2,662,255
244,130	AZL Morgan Stanley Global Real Estate Fund	2,653,696
153,524	AZL Morgan Stanley Mid Cap Growth Fund	2,662,106
334,194	AZL Oppenheimer Discovery Fund	5,360,473
3,713,866	AZL Pyramis Total Bond Fund	37,881,432

Shares		Fair Value

Affiliated Investment Companies, continued
94,110	AZL Russell 1000 Growth Index Fund	$1,666,692
567,143	AZL Russell 1000 Value Index Fund	8,325,664
229,181	AZL Wells Fargo Large Cap Growth Fund	2,663,088
331,664	NFJ Dividend Value Portfolio	3,993,234
298,408	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,709,542
1,715,472	PIMCO PVIT High Yield Portfolio	13,500,766
2,309,079	PIMCO PVIT Low Duration Portfolio	24,406,964
1,062,235	PIMCO PVIT Real Return Portfolio	13,607,232
3,406,962	PIMCO PVIT Total Return Portfolio	37,817,277

Total Affiliated Investment Companies (Cost $233,536,707)		256,240,459

Unaffiliated Investment Company (2.6%):
7,000,397	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	7,000,397

Total Unaffiliated Investment Company (Cost $7,000,397)		7,000,397

Total Investment Securities (Cost $240,537,104)(b) — 97.6%		263,240,856
Net other assets (liabilities) — 2.4%		6,407,964

Net Assets — 100.0%		$269,648,820

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $6,562,317 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	69	$8,705,859	$(76,323)
S&P 500 Index E-Mini September Futures	Long	9/18/15	45	4,622,400	(99,881)

Total					$(176,204)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$7,000,397
Investments in affiliates, at cost	233,536,707

Total Investment securities, at cost	$240,537,104

Investments in non-affiliates, at value	$7,000,397
Investments in affiliates, at value	256,240,459

Total Investment securities, at value	$263,240,856
Segregated cash for collateral	6,562,317
Interest and dividends receivable	202,398
Receivable for affiliated investments sold	237,688
Receivable for variation margin on futures contracts	31
Prepaid expenses	439

Total Assets	270,243,729

Liabilities:
Cash overdraft	313,602
Payable for capital shares redeemed	220,560
Payable for variation margin on futures contracts	95
Manager fees payable	45,038
Administration fees payable	4,678
Custodian fees payable	661
Administrative and compliance services fees payable	323
Trustee fees payable	2,080
Other accrued liabilities	7,872

Total Liabilities	594,909

Net Assets	$269,648,820

Net Assets Consist of:
Capital	$232,353,945
Accumulated net investment income/(loss)	4,504,984
Accumulated net realized gains/(losses) from investment transactions	10,262,343
Net unrealized appreciation/(depreciation) on investments	22,527,548

Net Assets	$269,648,820

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,108,293
Net Asset Value (offering and redemption price per share)	$12.77

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends from affiliates	$1,072,594
Dividends	227

Total Investment Income	1,072,821

Expenses:
Manager fees	270,832
Administration fees	25,645
Custodian fees	1,242
Administrative and compliance services fees	1,723
Trustee fees	6,934
Professional fees	8,211
Shareholder reports	3,520
Other expenses	2,059

Total expenses	320,166

Net Investment Income/(Loss)	752,655

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	1,856,444
Net realized gains distributions from affiliated underlying funds	369,986
Net realized gains/(losses) on futures contracts	396,721
Change in net unrealized appreciation/depreciation on investments	(393,152)

Net Realized/Unrealized Gains/(Losses) on Investments	2,229,999

Change in Net Assets Resulting From Operations	$2,982,654

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Conservative Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$752,655	$3,384,778
Net realized gains/(losses) on investment transactions	2,623,151	9,140,737
Change in unrealized appreciation/depreciation on investments	(393,152)	263,260

Change in net assets resulting from operations	2,982,654	12,788,775

Dividends to Shareholders:
From net investment income	—	(4,025,698)
From net realized gains	—	(6,534,825)

Change in net assets resulting from dividends to shareholders	—	(10,560,523)

Capital Transactions:
Proceeds from shares issued	17,967,432	40,295,850
Proceeds from dividends reinvested	—	10,560,523
Value of shares redeemed	(22,744,690)	(46,873,345)

Change in net assets resulting from capital transactions	(4,777,258)	3,983,028

Change in net assets	(1,794,604)	6,211,280
Net Assets:
Beginning of period	271,443,424	265,232,144

End of period	$269,648,820	$271,443,424

Accumulated net investment income/(loss)	$4,504,984	$3,752,329

Share Transactions:
Shares issued	1,397,763	3,167,571
Dividends reinvested	—	844,166
Shares redeemed	(1,773,053)	(3,694,660)

Change in shares	(375,290)	317,077

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.63		$12.53	$11.99	$11.05	$11.18	$10.08

Investment Activities:
Net Investment Income/(Loss)	0.04		0.16	0.16	0.14	0.04	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.10		0.44	0.78	1.10	0.03	0.97

Total from Investment Activities	0.14		0.60	0.94	1.24	0.07	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.19)	(0.27)	(0.20)	(0.17)	— (a)
Net Realized Gains	—		(0.31)	(0.13)	(0.10)	(0.03)	— (a)

Total Dividends	—		(0.50)	(0.40)	(0.30)	(0.20)	— (a)

Net Asset Value, End of Period	$12.77		$12.63	$12.53	$11.99	$11.05	$11.18

Total Return(b)	1.11	%(c)	4.81%	7.96%	11.27%	0.64%	10.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$269,649		$271,443	$265,232	$253,325	$188,191	$89,707
Net Investment Income/(Loss)(d)	0.56%		1.25%	1.29%	1.65%	2.12%	2.04%
Expenses Before Reductions*(d)(e)	0.24%		0.24%	0.24%	0.25%	0.28%	0.34%
Expenses Net of Reductions*(d)	0.24%		0.24%	0.22%	0.20%	0.23%	0.26%
Portfolio Turnover Rate(f)	8	%(c)	36%	15%	36%	19%	34%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.3 million as of June 30, 2015. The monthly average notional amount for these contracts was $13.5 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$99,881

Interest Rate Risk Exposure

Interest Rate		—		76,323

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$228,530	$(174,360)

Interest Rate Risk Exposure

Interest Rate		168,191	(124,086)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL BlackRock Capital Appreciation Fund	$2,728,425	$120,550	$(348,632)	$2,661,853	$—
AZL Boston Company Research Growth Fund	2,703,135	110,703	(245,204)	2,668,054	—
AZL DFA U.S. Core Equity Fund	—	2,787,670	(69,793)	2,663,997	—
AZL Federated Clover Small Cap Value Fund	4,065,573	282,496	(420,559)	3,978,851	—
AZL Gateway Fund	4,076,672	52,568	(172,060)	4,039,858	—
AZL International Index Fund	5,345,818	291,112	(716,680)	5,255,089	—
AZL Invesco Growth and Income Fund	6,740,134	421,244	(656,755)	6,647,816	—
AZL Invesco International Equity Fund	5,430,116	229,100	(556,068)	5,297,030	—
AZL JPMorgan International Opportunities Fund	5,341,461	268,329	(707,860)	5,262,681	—
AZL JPMorgan U.S. Equity Fund	8,088,866	584,637	(2,186,608)	6,660,620	—
AZL MetWest Total Return Bond Fund	37,739,616	2,740,928	(2,518,808)	37,881,432	—
AZL MFS Investors Trust Fund	2,725,571	93,455	(197,220)	2,662,972	—
AZL MFS Mid Cap Value Fund	2,722,282	98,359	(245,937)	2,662,253	—
AZL MFS Value Fund	8,086,530	605,834	(812,926)	7,987,532	—
AZL Mid Cap Index Fund	2,722,937	89,957	(259,517)	2,662,255	—
AZL Morgan Stanley Global Real Estate Fund	2,711,474	163,972	(167,029)	2,653,696	—
AZL Morgan Stanley Mid Cap Growth Fund	2,715,303	130,295	(252,903)	2,662,106	—
AZL Oppenheimer Discovery Fund	5,421,347	561,322	(1,228,638)	5,360,473	—
AZL Pyramis Total Bond Fund	37,778,544	2,051,778	(2,167,242)	37,881,432	—
AZL Russell 1000 Growth Index Fund	3,056,008	50,594	(1,587,374)	1,666,692	—
AZL Russell 1000 Value Index Fund	8,406,436	652,325	(664,676)	8,325,664	—
AZL Wells Fargo Large Cap Growth Fund	2,722,503	104,448	(252,338)	2,663,088	—
NFJ Dividend Value Portfolio	4,064,492	246,951	(239,344)	3,993,234	71,132
PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,661,241	173,128	(37,320)	2,709,542	24,968
PIMCO PVIT High Yield Portfolio	13,675,957	740,123	(963,912)	13,500,766	350,206
PIMCO PVIT Low Duration Portfolio	24,316,703	1,607,218	(1,604,084)	24,406,964	198,670
PIMCO PVIT Real Return Portfolio	13,396,134	1,010,199	(803,842)	13,607,232	6,718
PIMCO PVIT Total Return Portfolio	37,760,300	3,238,667	(3,038,954)	37,817,277	420,900

	$257,203,578	$19,507,962	$(23,122,283)	$256,240,459	$1,072,594

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,425 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$256,240,459	$—	$256,240,459
Unaffiliated Investment Company	7,000,397	—	7,000,397

Total Investment Securities	263,240,856	—	263,240,856

Other Financial Instruments:*
Futures Contracts	(176,204)	—	(176,204)

Total Investments	$263,064,652	$—	$263,064,652

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Conservative Fund	$20,397,426	$23,122,283

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $242,094,481. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$23,765,043
Unrealized depreciation	(2,618,668)

Net unrealized appreciation/(depreciation)	$21,146,375

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Conservative Fund	$4,342,171	$6,218,352	$10,560,523

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Conservative Fund	$4,227,032	$8,718,805	$—	$21,366,384	$34,312,221

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL MVP FusionSM Growth Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Growth Fund	$1,000.00	$1,023.30	$1.10	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Growth Fund	$1,000.00	$1,023.69	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	44.0
International Equities	31.8
Fixed Income	19.3
Money Market	4.0

Total Investment Securities	99.1
Net other assets (liabilities)	0.9

Net Assets	100.0%

1

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.1%):
1,046,031	AZL BlackRock Capital Appreciation Fund	$20,627,736
1,320,337	AZL Boston Company Research Growth Fund	20,716,094
2,110,754	AZL DFA International Core Equity Fund	20,495,426
2,110,668	AZL DFA U.S. Core Equity Fund	20,684,542
1,655,470	AZL DFA U.S. Small Cap Fund	16,521,590
735,682	AZL Federated Clover Small Value Fund	16,493,981
2,070,954	AZL Gateway Fund	25,079,256
2,514,172	AZL International Index Fund	40,729,580
1,485,670	AZL Invesco Growth and Income Fund	24,766,111
2,571,179	AZL Invesco International Equity Fund	48,903,823
3,581,104	AZL JPMorgan International Opportunities Fund	65,211,904
2,710,905	AZL JPMorgan U.S. Equity Fund	45,407,660
3,327,718	AZL MetWest Total Return Bond Fund	33,443,570
711,565	AZL MFS Investors Trust Fund	16,558,119
1,279,260	AZL MFS Mid Cap Value Fund	16,553,627
2,506,353	AZL MFS Value Fund	33,033,733
340,776	AZL Mid Cap Index Fund	8,318,335
2,238,753	AZL Morgan Stanley Global Real Estate Fund	24,335,248
950,017	AZL Morgan Stanley Mid Cap Growth Fund	16,473,288
2,436,264	AZL NFJ International Value Fund	28,528,653
1,294,715	AZL Oppenheimer Discovery Fund	20,767,230

Shares		Fair Value

Affiliated Investment Companies, continued
3,278,781	AZL Pyramis Total Bond Fund	$33,443,570
935,963	AZL Russell 1000 Growth Index Fund	16,575,901
1,971,018	AZL Russell 1000 Value Index Fund	28,934,550
1,612,812	AZL Schroder Emerging Markets Equity Fund, Class 2	12,160,602
1,778,611	AZL Wells Fargo Large Cap Growth Fund	20,667,455
1,375,085	NFJ Dividend Value Portfolio	16,556,028
2,758,182	PIMCO PVIT Global Advantage Strategy Bond Portfolio	25,044,294
1,070,625	PIMCO PVIT High Yield Portfolio	8,425,822
801,911	PIMCO PVIT Low Duration Portfolio	8,476,196
1,316,493	PIMCO PVIT Real Return Portfolio	16,864,269
3,009,959	PIMCO PVIT Total Return Portfolio	33,410,541

Total Affiliated Investment Companies (Cost $593,745,415)		784,208,734

Unaffiliated Investment Company (4.0%):
33,001,868	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	33,001,868

Total Unaffiliated Investment Company (Cost $33,001,868)		33,001,868

Total Investment Securities (Cost $626,747,283)(b) — 99.1%		817,210,602
Net other assets (liabilities) — 0.9%		7,670,513

Net Assets — 100.0%		$824,881,115

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $8,305,417 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	65	$8,201,172	$(73,333)
S&P 500 Index E-Mini September Futures	Long	9/18/15	319	32,767,680	(705,819)

Total					$(779,152)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Growth Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$33,001,868
Investments in affiliates, at cost	593,745,415

Total Investment securities, at cost	$626,747,283

Investments in non-affiliates, at value	$33,001,868
Investments in affiliates, at value	784,208,734

Total Investment securities, at value	$817,210,602
Segregated cash for collateral	8,305,417
Interest and dividends receivable	188,662
Receivable for affiliated investments sold	656,713
Receivable for variation margin on futures contracts	1,443
Prepaid expenses	1,369

Total Assets	826,364,206

Liabilities:
Cash overdraft	676,967
Payable for capital shares redeemed	628,521
Payable for variation margin on futures contracts	844
Manager fees payable	138,493
Administration fees payable	7,155
Custodian fees payable	752
Administrative and compliance services fees payable	1,033
Trustee fees payable	6,786
Other accrued liabilities	22,540

Total Liabilities	1,483,091

Net Assets	$824,881,115

Net Assets Consist of:
Capital	$735,919,053
Accumulated net investment income/(loss)	10,089,230
Accumulated net realized gains/(losses) from investment transactions	(110,811,335)
Net unrealized appreciation/(depreciation) on investments	189,684,167

Net Assets	$824,881,115

Shares of beneficial interest (unlimited number of shares authorized, no par value)	62,710,869
Net Asset Value (offering and redemption price per share)	$13.15

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends from affiliates	$1,196,230
Dividends	1,056

Total Investment Income	1,197,286

Expenses:
Manager fees	845,814
Administration fees	29,395
Custodian fees	1,221
Administrative and compliance services fees	5,877
Trustee fees	23,598
Professional fees	17,017
Shareholder reports	12,042
Other expenses	7,561

Total expenses	942,525

Net Investment Income/(Loss)	254,761

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	31,124,809
Net realized gains distributions from affiliated underlying funds	1,526,739
Net realized gains/(losses) on futures contracts	1,743,310
Change in net unrealized appreciation/depreciation on investments	(14,800,455)

Net Realized/Unrealized Gains/(Losses) on Investments	19,594,403

Change in Net Assets Resulting From Operations	$19,849,164

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Growth Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$254,761	$8,050,748
Net realized gains/(losses) on investment transactions	34,394,858	63,487,663
Change in unrealized appreciation/depreciation on investments	(14,800,455)	(33,339,195)

Change in net assets resulting from operations	19,849,164	38,199,216

Dividends to Shareholders:
From net investment income	—	(11,282,347)

Change in net assets resulting from dividends to shareholders	—	(11,282,347)

Capital Transactions:
Proceeds from shares issued	2,975,898	17,404,243
Proceeds from dividends reinvested	—	11,282,347
Value of shares redeemed	(57,717,320)	(124,883,787)

Change in net assets resulting from capital transactions	(54,741,422)	(96,197,197)

Change in net assets	(34,892,258)	(69,280,328)
Net Assets:
Beginning of period	859,773,373	929,053,701

End of period	$824,881,115	$859,773,373

Accumulated net investment income/(loss)	$10,089,230	$9,834,469

Share Transactions:
Shares issued	225,876	1,375,970
Dividends reinvested	—	878,004
Shares redeemed	(4,392,836)	(9,880,723)

Change in shares	(4,166,960)	(7,626,749)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$12.86		$12.47	$10.61	$9.51	$10.15	$9.15

Investment Activities:
Net Investment Income/(Loss)	0.01		0.13	0.14	0.12	0.16	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.28		0.42	1.88	1.14	(0.61)	1.05

Total from Investment Activities	0.29		0.55	2.02	1.26	(0.45)	1.17

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.16)	(0.16)	(0.19)	(0.17)

Total Dividends	—		(0.16)	(0.16)	(0.16)	(0.19)	(0.17)

Net Asset Value, End of Period	$13.15		$12.86	$12.47	$10.61	$9.51	$10.15

Total Return(a)	2.33	%(b)	4.36%	19.10%	13.29%	(4.43)%	12.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$824,881		$859,773	$929,054	$825,122	$727,185	$864,986
Net Investment Income/(Loss)(c)	0.06%		0.90%	1.12%	1.16%	1.32%	1.16%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.23%	0.23%	0.24%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.21%	0.18%	0.18%	0.19%
Portfolio Turnover Rate(e)	8	%(b)	15%	8%	25%	24%	48%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Growth Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $41.0 million as of June 30, 2015. The monthly average notional amount for these contracts was $42.2 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$705,819

Interest Rate Risk Exposure

Interest Rate		—		73,333

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$1,582,029	$(1,259,262)

Interest Rate Risk Exposure

Interest Rate		161,281	(119,691)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL BlackRock Capital Appreciation Fund	$26,500,875	$—	$(7,466,345)	$20,627,736	$—
AZL Boston Company Research Growth Fund	26,393,340	—	(6,663,986)	20,716,094	—
AZL DFA International Core Equity Fund	—	21,605,100	(500,553)	20,495,426	—
AZL DFA U.S. Core Equity Fund	—	21,605,100	(496,918)	20,684,542	—
AZL DFA U.S. Small Cap Fund	—	17,284,100	(733,901)	16,521,590	—
AZL Federated Clover Small Cap Value Fund	26,549,309	—	(10,448,437)	16,493,981	—
AZL Gateway Fund	25,849,557	—	(1,288,059)	25,079,256	—
AZL International Index Fund	49,702,805	54,613	(12,471,120)	40,729,580	—
AZL Invesco Growth and Income Fund	26,410,038	—	(2,141,042)	24,766,111	—
AZL Invesco International Equity Fund	60,164,639	—	(13,822,582)	48,903,823	—
AZL JPMorgan International Opportunities Fund	67,395,226	—	(6,665,161)	65,211,904	—
AZL JPMorgan U.S. Equity Fund	52,281,965	—	(7,820,380)	45,407,660	—
AZL MetWest Total Return Bond Fund	33,744,568	815,300	(1,043,311)	33,443,570	—
AZL MFS Investors Trust Fund	17,811,292	—	(1,502,101)	16,558,119	—
AZL MFS Mid Cap Value Fund	17,923,175	—	(1,905,227)	16,553,627	—
AZL MFS Value Fund	34,986,619	—	(2,359,131)	33,033,733	—
AZL Mid Cap Index Fund	9,085,516	—	(1,107,079)	8,318,335	—
AZL Morgan Stanley Global Real Estate Fund	26,098,025	742,131	(1,999,640)	24,335,248	—
AZL Morgan Stanley Mid Cap Growth Fund	17,807,714	—	(1,760,888)	16,473,288	—
AZL NFJ International Value Fund	33,059,509	34,077	(5,408,172)	28,528,653	—
AZL Oppenheimer Discovery Fund	26,496,826	—	(8,392,955)	20,767,230	—
AZL Pyramis Total Bond Fund	33,618,179	453,800	(822,547)	33,443,570	—
AZL Russell 1000 Growth Index Fund	22,136,992	—	(6,441,897)	16,575,901	—
AZL Russell 1000 Value Index Fund	39,325,334	—	(10,207,105)	28,934,550	—
AZL Schroder Emerging Markets Equity Fund	12,079,658	32,453	(301,500)	12,160,602	—
AZL Wells Fargo Large Cap Growth Fund	22,208,980	—	(2,224,490)	20,667,455	—
NFJ Dividend Value Portfolio	17,829,946	—	(924,294)	16,556,028	293,523
PIMCO PVIT Global Advantage Strategy Bond Portfolio	24,429,424	1,782,736	(358,199)	25,044,294	229,422
PIMCO PVIT High Yield Portfolio	8,605,808	110,016	(323,414)	8,425,822	221,567
PIMCO PVIT Low Duration Portfolio	8,587,823	14,713	(157,708)	8,476,196	69,473
PIMCO PVIT Real Return Portfolio	16,428,197	445,457	—	16,864,269	8,265
PIMCO PVIT Total Return Portfolio	33,812,676	998,668	(1,272,855)	33,410,541	373,980

	$817,324,015	$65,978,264	$(119,030,997)	$784,208,734	$1,196,230

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

8

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $4,496 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$784,208,734	$—	$784,208,734
Unaffiliated Investment Company	33,001,868	—	33,001,868

Total Investment Securities	817,210,602	—	817,210,602

Other Financial Instruments:*
Futures Contracts	(779,152)	—	(779,152)

Total Investments	$816,431,450	$—	$816,431,450

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Growth Fund	$68,212,408	$119,030,997

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

9

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $662,583,512. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$195,825,967
Unrealized depreciation	(41,198,877)

Net unrealized appreciation/(depreciation)	$154,627,090

As of the end of its tax year ended December 31, 2014, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Growth Fund	$107,095,550

During the year ended December 31, 2014, the Fund utilized $57,504,670 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Growth Fund	$11,282,347	$—	$11,282,347

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Growth Fund	$9,834,469	$—	$(107,095,550)	$166,373,979	$69,112,898

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Moderate Fund	$1,000.00	$1,019.20	$1.10	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	37.8
Fixed Income	33.6
International Equities	23.6
Money Market	3.6

Total Investment Securities	98.6
Net other assets (liabilities)	1.4

Net Assets	100.0%

1

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
2,713,010	AZL BlackRock Capital Appreciation Fund	$53,500,564
3,426,430	AZL Boston Company Research Growth Fund	53,760,683
5,474,807	AZL DFA International Core Equity Fund	53,160,379
4,120,102	AZL DFA U.S. Core Equity Fund	40,377,004
5,364,749	AZL DFA U.S. Small Cap Fund	53,540,197
1,792,136	AZL Federated Clover Small Value Fund	40,179,687
5,592,247	AZL Gateway Fund	67,722,109
4,883,893	AZL International Index Fund	79,119,068
4,808,507	AZL Invesco Growth and Income Fund	80,157,820
6,892,318	AZL Invesco International Equity Fund	131,091,887
8,659,008	AZL JPMorgan International Opportunities Fund	157,680,540
6,372,943	AZL JPMorgan U.S. Equity Fund	106,746,796
19,967,901	AZL MetWest Total Return Bond Fund	200,677,407
2,305,908	AZL MFS Investors Trust Fund	53,658,486
3,116,327	AZL MFS Mid Cap Value Fund	40,325,274
7,098,284	AZL MFS Value Fund	93,555,377
1,108,145	AZL Mid Cap Index Fund	27,049,828
4,772,288	AZL Morgan Stanley Global Real Estate Fund	51,874,766
2,297,432	AZL Morgan Stanley Mid Cap Growth Fund	39,837,473
6,725,982	AZL NFJ International Value Fund	78,761,246
3,358,016	AZL Oppenheimer Discovery Fund	53,862,571

Shares		Fair Value
Affiliated Investment Companies, continued
19,674,256	AZL Pyramis Total Bond Fund	$200,677,407
2,843,628	AZL Russell 1000 Growth Index Fund	50,360,661
7,041,813	AZL Russell 1000 Value Index Fund	103,373,820
3,443,266	AZL Schroder Emerging Markets Equity Fund, Class 2	25,962,222
4,613,045	AZL Wells Fargo Large Cap Growth Fund	53,603,584
4,456,119	NFJ Dividend Value Portfolio	53,651,676
8,922,284	PIMCO PVIT Global Advantage Strategy Bond Portfolio	81,014,341
6,859,011	PIMCO PVIT High Yield Portfolio	53,980,417
7,701,363	PIMCO PVIT Low Duration Portfolio	81,403,402
6,346,154	PIMCO PVIT Real Return Portfolio	81,294,237
18,037,206	PIMCO PVIT Total Return Portfolio	200,212,990

Total Affiliated Investment Companies (Cost $2,067,749,804)		2,542,173,919

Unaffiliated Investment Company (3.6%):
96,005,435	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	96,005,435

Total Unaffiliated Investment Company (Cost $96,005,435)		96,005,435

Total Investment Securities (Cost $2,163,755,239)(b) — 98.6%		$2,638,179,354
Net other assets (liabilities) — 1.4%		38,380,939

Net Assets — 100.0%		$2,676,560,293

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $37,869,901 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	371	$46,809,766	$(429,051)
S&P 500 Index E-Mini September Futures	Long	9/18/15	841	86,387,520	(1,859,619)

Total					$(2,288,670)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$96,005,435
Investments in affiliates, at cost	2,067,749,804

Total Investment securities, at cost	$2,163,755,239

Investments in non-affiliates, at value	$96,005,435
Investments in affiliates, at value	2,542,173,919

Total Investment securities, at value	$2,638,179,354
Segregated cash for collateral	37,869,901
Interest and dividends receivable	1,047,261
Receivable for capital shares issued	180,465
Receivable for affiliated investments sold	1,255,344
Receivable for variation margin on futures contracts	2,164
Prepaid expenses	3,932

Total Assets	2,678,538,421

Liabilities:
Cash overdraft	1,302,079
Payable for capital shares redeemed	125,277
Payable for variation margin on futures contracts	1,425
Manager fees payable	446,638
Administration fees payable	13,289
Custodian fees payable	835
Administrative and compliance services fees payable	3,223
Trustee fees payable	21,097
Other accrued liabilities	64,265

Total Liabilities	1,978,128

Net Assets	$2,676,560,293

Net Assets Consist of:
Capital	$2,036,674,095
Accumulated net investment income/(loss)	36,254,761
Accumulated net realized gains/(losses) from investment transactions	131,495,992
Net unrealized appreciation/(depreciation) on investments	472,135,445

Net Assets	$2,676,560,293

Shares of beneficial interest (unlimited number of shares authorized, no par value)	201,224,109
Net Asset Value (offering and redemption price per share)	$13.30

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends from affiliates	$6,041,750
Dividends	3,078

Total Investment Income	6,044,828

Expenses:
Manager fees	2,712,273
Administration fees	38,257
Custodian fees	1,229
Administrative and compliance services fees	19,618
Trustee fees	78,821
Professional fees	50,521
Shareholder reports	36,882
Other expenses	23,929

Total expenses	2,961,530

Net Investment Income/(Loss)	3,083,298

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	62,753,840
Net realized gains distributions from affiliated underlying funds	4,928,287
Net realized gains/(losses) on futures contracts	5,079,773
Change in net unrealized appreciation/depreciation on investments	(23,959,981)

Net Realized/Unrealized Gains/(Losses) on Investments	48,801,919

Change in Net Assets Resulting From Operations	$51,885,217

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Moderate Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,083,298	$28,594,521
Net realized gains/(losses) on investment transactions	72,761,900	122,139,921
Change in unrealized appreciation/depreciation on investments	(23,959,981)	(35,669,080)

Change in net assets resulting from operations	51,885,217	115,065,362

Dividends to Shareholders:
From net investment income	—	(35,104,942)

Change in net assets resulting from dividends to shareholders	—	(35,104,942)

Capital Transactions:
Proceeds from shares issued	12,420,927	58,591,865
Proceeds from dividends reinvested	—	35,104,942
Value of shares redeemed	(112,157,399)	(202,433,238)

Change in net assets resulting from capital transactions	(99,736,472)	(108,736,431)

Change in net assets	(47,851,255)	(28,776,011)
Net Assets:
Beginning of period	2,724,411,548	2,753,187,559

End of period	$2,676,560,293	$2,724,411,548

Accumulated net investment income/(loss)	$36,254,761	$33,171,463

Share Transactions:
Shares issued	930,534	4,555,478
Dividends reinvested	—	2,694,163
Shares redeemed	(8,416,513)	(15,696,602)

Change in shares	(7,485,979)	(8,446,961)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$13.05		$12.68	$11.17	$10.09	$10.58	$9.63

Investment Activities:
Net Investment Income/(Loss)	0.02		0.14	0.11	0.13	0.14	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.23		0.40	1.57	1.13	(0.44)	1.07

Total from Investment Activities	0.25		0.54	1.68	1.26	(0.30)	1.12

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.17)	(0.18)	(0.19)	(0.17)

Total Dividends	—		(0.17)	(0.17)	(0.18)	(0.19)	(0.17)

Net Asset Value, End of Period	$13.30		$13.05	$12.68	$11.17	$10.09	$10.58

Total Return(a)	1.92	%(b)	4.24%	15.17%	12.53%	(2.84)%	11.74%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,676,560		$2,724,412	$2,753,188	$2,068,583	$1,808,566	$1,545,100
Net Investment Income/(Loss)(c)	0.23%		1.04%	1.22%	1.34%	1.63%	1.47%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.23%	0.22%	0.24%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.21%	0.18%	0.17%	0.19%
Portfolio Turnover Rate(e)	7	%(b)	20%	5%	23%	19%	32%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $133.2 million as of June 30, 2015. The monthly average notional amount for these contracts was $136.1 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$1,859,619

Interest Rate Risk Exposure

Interest Rate		—		429,051

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$4,159,953	$(3,286,498)

Interest Rate Risk Exposure

Interest Rate		919,820	(685,850)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL BlackRock Capital Appreciation Fund	$—	$55,504,300	$(763,630)	$53,500,564	$—
AZL Boston Company Research Growth Fund	—	41,628,300	(424,653)	53,760,683	—
AZL DFA International Core Equity Fund	—	55,504,200	(1,869,069)	53,160,379	—
AZL DFA U.S. Core Equity Fund	56,246,615	—	(16,876,512)	40,377,004	—
AZL DFA U.S. Small Cap Fund	69,831,357	—	(3,509,064)	53,540,197	—
AZL Federated Clover Small Cap Value Fund	127,823,253	14,167	(58,827,324)	40,179,687	—
AZL Gateway Fund	83,951,971	—	(5,400,583)	67,722,109	—
AZL International Index Fund	145,549,441	—	(20,403,037)	79,119,068	—
AZL Invesco Growth and Income Fund	155,018,852	622,599	(8,441,180)	80,157,820	—
AZL Invesco International Equity Fund	138,232,655	—	(34,313,154)	131,091,887	—
AZL JPMorgan International Opportunities Fund	201,341,839	4,821,292	(5,057,037)	157,680,540	—
AZL JPMorgan U.S. Equity Fund	56,918,316	—	(4,073,570)	106,746,796	—
AZL MetWest Total Return Bond Fund	43,320,440	—	(4,310,793)	200,677,407	—
AZL MFS Investors Trust Fund	97,553,893	—	(5,155,503)	53,658,486	—
AZL MFS Mid Cap Value Fund	29,335,210	—	(3,415,818)	40,325,274	—
AZL MFS Value Fund	56,501,171	764,900	(4,380,355)	93,555,377	—
AZL Mid Cap Index Fund	41,608,536	—	(2,839,619)	27,049,828	—
AZL Morgan Stanley Global Real Estate Fund	88,772,000	1,427,903	(13,695,461)	51,874,766	—
AZL Morgan Stanley Mid Cap Growth Fund	70,672,892	396,471	(24,370,163)	39,837,473	—
AZL NFJ International Value Fund	201,333,431	2,510,200	(4,336,372)	78,761,246	—
AZL Oppenheimer Discovery Fund	67,056,266	—	(19,436,262)	53,862,571	—
AZL Pyramis Total Bond Fund	107,478,243	—	(3,150,728)	200,677,407	—
AZL Russell 1000 Growth Index Fund	25,368,083	—	(104,300)	50,360,661	—
AZL Russell 1000 Value Index Fund	56,918,760	—	(5,121,808)	103,373,820	—
AZL Schroder Emerging Markets Equity Fund	56,747,437	—	(1,989,896)	25,962,222	—
AZL Wells Fargo Large Cap Growth Fund	78,499,434	5,656,689	(545,641)	53,603,584	—
NFJ Dividend Value Portfolio	55,136,145	706,413	(2,075,217)	53,651,676	947,487
PIMCO PVIT Global Advantage Strategy Bond Portfolio	82,364,548	689,734	(1,949,793)	81,014,341	736,023
PIMCO PVIT High Yield Portfolio	80,533,389	1,275,265	(511,012)	53,980,417	1,420,338
PIMCO PVIT Low Duration Portfolio	201,799,438	5,465,609	(6,298,820)	81,403,402	665,653
PIMCO PVIT Real Return Portfolio	—	—	—	81,294,237	40,151
PIMCO PVIT Total Return Portfolio	2,589,523,072	176,988,042	(275,302,160)	200,212,990	2,232,098

	$2,589,523,072	$24,351,242	$(272,244,808)	$2,542,173,919	$6,041,750

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $14,324 was paid from the Fund relating to these fees and expenses.

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$2,542,173,919	$—	$2,542,173,919
Unaffiliated Investment Company	96,005,435	—	96,005,435

Total Investment Securities	2,638,179,354	—	2,638,179,354

Other Financial Instruments:*
Futures Contracts	(2,288,670)	—	(2,288,670)

Total Investments	$2,635,890,684	$—	$2,635,890,684

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Moderate Fund	$185,186,800	$275,302,160

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Cost for federal income tax purposes at June 30, 2015 is $2,201,929,934. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$488,557,334
Unrealized depreciation	(52,307,914)

Net unrealized appreciation/(depreciation)	$436,249,420

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Moderate Fund	$35,104,942	$—	$35,104,942

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Moderate Fund	$33,171,463	$99,506,848	$—	$455,322,670	$588,000,981

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,020.90	$0.60	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.19	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	51.9%
Fixed Income	24.2
International Equities	18.8
Money Market	2.5

Total Investment Securities	97.4
Net other assets (liabilities)	2.6

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (94.9%):
28,575,837	AZL Enhanced Bond Index Fund	$317,477,544
15,228,944	AZL International Index Fund	246,708,889
5,827,686	AZL Mid Cap Index Fund	142,253,815
32,073,852	AZL S&P 500 Index Fund, Class 2	466,674,547
4,513,021	AZL Small Cap Stock Index Fund	72,343,719

Total Affiliated Investment Companies (Cost $1,098,358,668)		1,245,458,514

Unaffiliated Investment Companies (2.5%):
33,001,868	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	33,001,868

Total Unaffiliated Investment Companies (Cost $33,001,868)		33,001,868

Total Investment Securities (Cost $1,131,360,536)(b) — 97.4%		1,278,460,382
Net other assets (liabilities) — 2.6%		34,275,107

Net Assets — 100.0%		$1,312,735,489

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $32,702,396 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	130	$16,402,344	$(143,112)
S&P 500 Index E-Mini September Futures	Long	9/18/15	476	48,894,720	(1,051,024)

Total					$(1,194,136)

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$33,001,868
Investments in affiliates, at cost	1,098,358,668

Total Investment securities, at cost	$1,131,360,536

Investments in non-affiliates, at value	$33,001,868
Investments in affiliates, at value	1,245,458,514

Total Investment securities, at value	$1,278,460,382
Segregated cash for collateral	32,702,396
Interest and dividends receivable	165
Receivable for capital shares issued	1,722,364
Receivable for variation margin on futures contracts	1,804
Prepaid expenses	1,563

Total Assets	1,312,888,674

Liabilities:
Payable for variation margin on futures contracts	1,103
Manager fees payable	108,284
Administration fees payable	6,919
Custodian fees payable	545
Administrative and compliance services fees payable	1,562
Trustee fees payable	9,567
Other accrued liabilities	25,207

Total Liabilities	153,185

Net Assets	$1,312,735,489

Net Assets Consist of:
Capital	$1,143,865,530
Accumulated net investment income/(loss)	10,311,013
Accumulated net realized gains/(losses) from investment transactions	12,653,236
Net unrealized appreciation/(depreciation) on investments	145,905,710

Net Assets	$1,312,735,489

Shares of beneficial interest (unlimited number of shares authorized, no par value)	92,497,924
Net Asset Value (offering and redemption price per share)	$14.19

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$1,058

Total Investment Income	1,058

Expenses:
Manager fees	604,134
Administration fees	31,511
Custodian fees	1,136
Administrative and compliance services fees	8,910
Trustee fees	36,028
Professional fees	23,550
Shareholder reports	16,705
Other expenses	10,271

Total expenses	732,245

Net Investment Income/(Loss)	(731,187)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(98,113)
Net realized gains/(losses) on futures contracts	2,311,400
Change in net unrealized appreciation/depreciation on investments	20,839,508

Net Realized/Unrealized Gains/(Losses) on Investments	23,052,795

Change in Net Assets Resulting From Operations	$22,321,608

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Growth Index Strategy Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(731,187)	$10,048,718
Net realized gains/(losses) on investment transactions	2,213,287	12,398,613
Change in unrealized appreciation/depreciation on investments	20,839,508	37,623,793

Change in net assets resulting from operations	22,321,608	60,071,124

Dividends to Shareholders:
From net investment income	—	(7,493,815)
From net realized gains	—	(6,092,693)

Change in net assets resulting from dividends to shareholders	—	(13,586,508)

Capital Transactions:
Proceeds from shares issued	178,881,042	302,032,705
Proceeds from dividends reinvested	—	13,586,508
Value of shares redeemed	(6,724,376)	(12,452,843)

Change in net assets resulting from capital transactions	172,156,666	303,166,370

Change in net assets	194,478,274	349,650,986
Net Assets:
Beginning of period	1,118,257,215	768,606,229

End of period	$1,312,735,489	$1,118,257,215

Accumulated net investment income/(loss)	$10,311,013	$11,042,200

Share Transactions:
Shares issued	12,507,663	22,290,139
Dividends reinvested	—	990,270
Shares redeemed	(474,021)	(922,984)

Change in shares	12,033,642	22,357,425

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.90		$13.23	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)		0.10	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.32		0.75	2.18	1.01

Total from Investment Activities	0.29		0.85	2.28	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	—	(0.12)
Net Realized Gains	—		(0.08)	— (b)	(0.03)

Total Dividends	—		(0.18)	— (b)	(0.15)

Net Asset Value, End of Period	$14.19		$13.90	$13.23	$10.95

Total Return(c)	2.09	%(d)	6.47%	20.85%	10.98	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,312,735		$1,118,257	$768,606	$261,143
Net Investment Income/(Loss)(e)	(0.12)%		1.05%	1.25%	1.47%
Expenses Before Reductions*(e)(f)	0.12%		0.12%	0.13%	0.22%
Expenses Net of Reductions*(e)	0.12%		0.12%	0.13%	0.15%
Portfolio Turnover Rate(h)	—	(d)(g)	1%	— (g)	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP GIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $65.3 million as of June 30, 2015. The monthly average notional amount for these contracts was $61.2 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$1,051,024

Interest Rate Risk Exposure

Interest Rate		—		143,112

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$2,046,584	$(1,720,433)

Interest Rate Risk Exposure

Interest Rate		264,816	(217,707)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL Enhanced Bond Index Fund	$268,142,739	$51,953,498	$(1,660,869)	$317,477,544	$—
AZL International Index Fund	211,919,894	25,335,483	(2,974,017)	246,708,889	—
AZL Mid Cap Index Fund	123,162,130	14,345,307	—	142,253,815	—
AZL S&P 500 Index Fund, Class 2	397,761,428	65,775,274	(772,439)	466,674,547	—
AZL Small Cap Stock Index Fund	62,588,596	7,201,954	—	72,343,719	—

	$1,063,574,787	$164,611,516	$(5,407,325)	$1,245,458,514	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $6,052 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,245,458,514	$—	$1,245,458,514
Unaffiliated Investment Company	33,001,868	—	33,001,868

Total Investment Securities	1,278,460,382	—	1,278,460,382

Other Financial Instruments:*
Futures Contracts	(1,194,136)	—	(1,194,136)

Total Investments	$1,277,266,246	$—	$1,277,266,246

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$164,611,516	$5,407,325

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $1,131,872,423. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$147,099,846
Unrealized depreciation	(511,887)

Net unrealized appreciation/(depreciation)	$146,587,959

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$9,327,632	$4,258,876	$13,586,508

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$13,168,265	$9,389,019	$—	$123,991,067	$146,548,351

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,012.50	$0.65	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	94.9
Money Markets	2.8

Total Investment Securities	97.7
Net other assets (liabilities)	2.3

Net Assets	100.0%

1

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.9%):
29,388,408	AZL Invesco Equity and Income Fund
		$491,374,186

Total Affiliated Investment Company (Cost $435,802,678)		491,374,186

Unaffiliated Investment Companies (2.8%):
358,311	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	358,311
14,000,793	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	14,000,793

Total Unaffiliated Investment Companies (Cost $14,359,104)		14,359,104

Total Investment Securities (Cost $450,161,782)(b) — 97.7%		505,733,290
Net other assets (liabilities) — 2.3%		11,643,606

Net Assets — 100.0%		$517,376,896

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $11,965,259 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	82	$10,346,094	$(94,888)
S&P 500 Index E-Mini September Futures	Long	9/18/15	150	15,408,000	(330,895)

Total					$(425,783)

See accompanying notes to the financial statements.

2

AZL MVP Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$14,359,104
Investments in affiliates, at cost	435,802,678

Total Investment securities, at cost	$450,161,782

Investments in non-affiliates, at value	$14,359,104
Investments in affiliates, at value	491,374,186

Total Investment securities, at value	$505,733,290
Cash	42,131
Segregated cash for collateral	11,965,259
Interest and dividends receivable	70
Receivable for capital shares issued	109,492
Receivable for variation margin on futures contracts	361
Prepaid expenses	595

Total Assets	517,851,198

Liabilities:
Payable for affiliated investments purchased	400,443
Payable for variation margin on futures contracts	258
Manager fees payable	42,824
Administration fees payable	4,875
Custodian fees payable	505
Administrative and compliance services fees payable	587
Trustee fees payable	3,726
Other accrued liabilities	21,084

Total Liabilities	474,302

Net Assets	$517,376,896

Net Assets Consist of:
Capital	$446,703,953
Accumulated net investment income/(loss)	2,217,927
Accumulated net realized gains/(losses) from investment transactions	13,309,291
Net unrealized appreciation/(depreciation) on investments	55,145,725

Net Assets	$517,376,896

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,561,507
Net Asset Value (offering and redemption price per share)	$14.55

Statement of Operations

For the Six Months Ended June 30, 2015

(Unaudited)

Investment Income:
Dividends	$449

Total Investment Income	449

Expenses:
Manager fees	246,966
Administration fees	27,324
Custodian fees	966
Administrative and compliance services fees	3,386
Trustee fees	13,623
Professional fees	22,756
Shareholder reports	14,433
Other expenses	3,839

Total expenses	333,293

Net Investment Income/(Loss)	(332,844)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	196,352
Net realized gains/(losses) on futures contracts	862,007
Change in net unrealized appreciation/depreciation on investments	5,504,896

Net Realized/Unrealized Gains/(Losses) on Investments	6,563,255

Change in Net Assets Resulting From Operations	$6,230,411

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2015	For the Year Ended December 31, 2014
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(332,844)	$2,550,773
Net realized gains/(losses) on investment transactions	1,058,359	12,464,029
Change in unrealized appreciation/depreciation on investments	5,504,896	16,815,538

Change in net assets resulting from operations	6,230,411	31,830,340

Dividends to Shareholders:
From net investment income	—	(1,487,000)
From net realized gains	—	(1,279,786)

Change in net assets resulting from dividends to shareholders	—	(2,766,786)

Capital Transactions:
Proceeds from shares issued	48,940,673	143,369,251
Proceeds from dividends reinvested	—	2,766,786
Value of shares redeemed	(5,250,971)	(6,578,804)

Change in net assets resulting from capital transactions	43,689,702	139,557,233

Change in net assets	49,920,113	168,620,787
Net Assets:
Beginning of period	467,456,783	298,835,996

End of period	$517,376,896	$467,456,783

Accumulated net investment income/(loss)	$2,217,927	$2,550,771

Share Transactions:
Shares issued	3,391,480	10,400,365
Dividends reinvested	—	194,981
Shares redeemed	(359,531)	(469,101)

Change in shares	3,031,949	10,126,245

See accompanying notes to the financial statements.

4

AZL MVP Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.37		$13.34	$10.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.06	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.20		1.06	2.50	0.79

Total from Investment Activities	0.18		1.12	2.57	0.89

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	—	(0.10)
Net Realized Gains	—		(0.04)	— (b)	(0.02)

Total Dividends	—		(0.09)	— (b)	(0.12)

Net Asset Value, End of Period	$14.55		$14.37	$13.34	$10.77

Total Return(c)	1.25	%(d)	8.42%	23.88%	8.89	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$517,377		$467,457	$298,836	$79,526
Net Investment Income/(Loss)(e)	(0.13)%		0.65%	0.89%	1.82%
Expenses Before Reductions*(e)(f)	0.13%		0.14%	0.16%	0.36%
Expenses Net of Reductions*(e)	0.13%		0.14%	0.15%	0.15%
Portfolio Turnover Rate	1	%(d)	1%	— (g)	9	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (“the Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.5%

See accompanying notes to the financial statements.

5

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Invesco Equity and Income Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $25.8 million as of June 30, 2015. The monthly average notional amount for these contracts was $24.9 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$330,895

Interest Rate Risk Exposure

Interest Rate		—		94,888

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$676,701	$(550,540)

Interest Rate Risk Exposure

Interest Rate		185,306	(144,925)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Invesco Equity and Income Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended 6/30/2015, there were no voluntary waivers.

7

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL Invesco Equity and Income Fund	$445,091,201	$44,637,499	$(4,751,227)	$491,374,785	$—

	$445,091,201	$44,637,499	$(4,751,227)	$491,374,785	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $2,514 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$491,374,186	$—	$491,374,186
Unaffiliated Investment Company	14,359,104	—	14,359,104

Total Investment Securities	505,733,290	—	505,733,290

Other Financial Instruments:*
Futures Contracts	(425,783)	—	(425,783)

Total Investments	$505,307,507	$—	$505,307,507

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Invesco Equity and Income Fund	$44,637,499	$4,751,227

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $450,165,686. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$55,571,508
Unrealized depreciation	(3,904)

Net unrealized appreciation/(depreciation)	$55,567,604

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Invesco Equity and Income Fund	$1,965,000	$801,786	$2,766,786

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Invesco Equity and Income Fund	$3,299,779	$11,775,510	$—	$49,367,243	$64,442,532

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Concentration of Investments

As of June 30, 2015, the Fund’s investment in the AZL Invesco Equity and Income Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Invesco Equity and Income Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 8/15

AZL® MVP T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Fund

Expense Examples

((Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,033.50	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15*	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Domestic Equities	94.9
Money Market	1.0

Total Investment Securities	95.9
Net other assets (liabilities)	4.1

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
29,306,945	AZL T. Rowe Price Capital Appreciation Fund	$482,392,320

Total Affiliated Investment Company (Cost $473,505,034)		482,392,320

Unaffiliated Investment Companies (1.0%):
1,006,097	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,006,097
4,000,227	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.61%(a)	4,000,227

Total Unaffiliated Investment Companies (Cost $5,006,324)		5,006,324

Total Investment Securities (Cost $478,511,358)(b) — 95.9%		487,398,644
Net other assets (liabilities) — 4.1%		20,828,093

Net Assets — 100.0%		$508,226,737

Percentages indicated are based on net assets as of June 30, 2015.

(a)	The rate represents the effective yield at June 30, 2015.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $21,396,343 has been segregated to cover margin requirements for the following open contracts as of June 30, 2015:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/21/15	80	$10,093,750	$(83,534)
S&P 500 Index E-Mini September Futures	Long	9/18/15	147	15,099,840	(324,712)

Total					$(408,246)

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investment securities, at cost	$5,006,324
Investments in affiliates, at cost	473,505,034

Total Investment securities, at cost	$478,511,358

Investment securities, at value	$5,006,324
Investments in affiliates, at value	482,392,320

Total Investment securities, at value	$487,398,644
Segregated cash for collateral	21,396,343
Interest and dividends receivable	20
Unrealized appreciation on futures contracts	31
Receivable for capital shares issued	502,799
Prepaid expenses	731

Total Assets	509,298,568

Liabilities:
Payable for affiliated investments purchased	1,006,096
Payable for variation margin on futures contracts	95
Manager fees payable	41,021
Administration fees payable	5,257
Custodian fees payable	686
Administrative and compliance services fees payable	807
Trustee fees payable	4,846
Other accrued liabilities	13,023

Total Liabilities	1,071,831

Net Assets	$508,226,737

Net Assets Consist of:
Capital	$499,368,691
Accumulated net investment income/(loss)	(266,253)
Accumulated net realized gains/(losses) from investment transactions	645,259
Net unrealized appreciation/(depreciation) on investments	8,479,040

Net Assets	$508,226,737

Shares of beneficial interest (unlimited number of shares authorized, no par value)	47,049,588
Net Asset Value (offering and redemption price per share)	$10.80

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$129

Total Investment Income	129

Expenses:
Manager fees	203,588
Administration fees	27,313
Custodian fees	1,176
Administrative and compliance services fees	3,048
Trustee fees	12,310
Professional fees	8,136
Shareholder reports	8,401
Other expenses	2,410

Total expenses	266,382

Net Investment Income/(Loss)	(266,253)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,724)
Net realized gains/(losses) on futures contracts	609,531
Change in net unrealized appreciation/depreciation on investments	10,840,106

Net Realized/Unrealized Gains/(Losses) on Investments	11,446,913

Change in Net Assets Resulting From Operations	$11,180,660

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP T. Rowe Price Capital Appreciation Fund
	For the Six Months Ended June 30, 2015	January 10, 2014 to December 31, 2014(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(266,253)	$327,880
Net realized gains/(losses) on investment transactions	606,807	16,568,565
Change in unrealized appreciation/depreciation on investments	10,840,106	(2,361,066)

Change in net assets resulting from operations	11,180,660	14,535,379

Dividends to Shareholders:
From net investment income	—	(329,160)
From net realized gains	—	(16,528,833)

Change in net assets resulting from dividends to shareholders	—	(16,857,993)

Capital Transactions:
Proceeds from shares issued	209,332,957	276,332,879
Proceeds from dividends reinvested	—	16,857,993
Value of shares redeemed	(1,129,965)	(2,025,173)

Change in net assets resulting from capital transactions	208,202,992	291,165,699

Change in net assets	219,383,652	288,843,085
Net Assets:
Beginning of period	288,843,085	—

End of period	$508,226,737	$288,843,085

Accumulated net investment income/(loss)	$(266,253)	$—

Share Transactions:
Shares issued	19,525,936	26,221,899
Dividends reinvested	—	1,602,471
Shares redeemed	(104,659)	(196,059)

Change in shares	19,421,277	27,628,311

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2015		January 10, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.45		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.36		1.11

Total from Investment Activities	0.35		1.12

Dividends to Shareholders From:
Net Investment Income	—		(0.01)
Net Realized Gains	—		(0.66)

Total Dividends	—		(0.67)

Net Asset Value, End of Period	$10.80		$10.45

Total Return(b)	3.35	%(c)	11.19	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$508,227		$288,843
Net Investment Income/(Loss)(d)	(0.13)%		0.26%
Expenses Before Reductions*(d)(e)	0.13%		0.14%
Expenses Net of Reductions*(d)	0.13%		0.14%
Portfolio Turnover Rate	—	(c)(f)	1	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

Futures Contracts

During the period ended June 30, 2015, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $25.2 million as of June 30, 2015. The monthly average notional amount for these contracts was $21.1 million for the period ended June 30, 2015. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$324,712

Interest Rate Risk Exposure

Interest Rate		—		83,534

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$510,070	$(453,309)

Interest Rate Risk Exposure

Interest Rate		99,461	(112,818)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2016. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2015, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2015, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2015, there were no voluntary waivers.

7

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2015, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2015 is as follows:

	Fair Value 12/31/14	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/15	Dividend Income
AZL T. Rowe Price Capital Appreciation Fund	$272,633,406	$198,941,983	$(586,529)	$482,392,320	$—

	$272,633,406	$198,941,983	$(586,529)	$482,392,320	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. Prior to April 1, 2015, Citi also served as transfer agent for the Trust under the same agreement. The Administrator was entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. Beginning January 1, 2015, these reductions are no longer applicable to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2015, $1,791 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer and the Lead Director receives an additional $24,450 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2015, actual Trustee compensation was $466,180 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$482,392,320	$—	$482,392,320
Unaffiliated Investment Company	5,006,324	—	5,006,324

Total Investment Securities	487,398,644	—	487,398,644

Other Financial Instruments:*
Futures Contracts	(408,246)	—	(408,246)

Total Investments	$486,990,398	$—	$486,990,398

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2015 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2015, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP T. Rowe Price Capital Appreciation Fund	$198,941,983	$586,529

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2015 is $478,522,960. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,887,286
Unrealized depreciation	(11,602)

Net unrealized appreciation/(depreciation)	$8,875,684

The tax character of dividends paid to shareholders during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Fund	$514,340	$16,343,653	$16,857,993

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Fund	$79,920	$121,792	$—	$(2,524,326)	$(2,322,614)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2015.

8. Concentration of Investments

As of June 30, 2015, the Fund’s investment in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL T. Rowe Price Capital Appreciation Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0615 08/15

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date August 24, 2015